REGISTRATION NO. 33-71562

                                                    REGISTRATION NO. 811-8148


                    SECURITIES AND EXCHANGE COMMISSION

                          WASHINGTON, D.C. 20549

                                  FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X



                     Pre-Effective Amendment No.


                     Post-Effective Amendment No.   8                        X
                     (Check appropriate box or boxes)



              REGISTRATION STATEMENT UNDER THE INVESTMENT
                          COMPANY ACT OF 1940                                X

                     Post-Effective Amendment No.  8

                              PAUZE FUNDS
            (Exact Name of Registrant as Specified in Charter)

                    14340 Torrey Chase Blvd., Ste. 170
                          Houston, Texas 77014
               (Address of Principal Executive Office)

    Registrant's Telephone Number, including Area Code (713) 444-6012

                       Philip C. Pauze President
                             Pauze Funds
                   14340 Torrey Chase Blvd. Ste. 170
                         Houston, Texas 77014
                (Name and Address of Agent for Service)


       Exhibit Index for exhibits filed herewith is at page      of     .

Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box):


(X) immediately upon filing pursuant to paragraph (b)

    on (date) pursuant to paragraph (b)

    60 days after filing purusant to paragraph (a)(1)

    on (date) pursuant to paragraph (a)(1)

    75 days after filing pursuant to paragraph (a) (2)

    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:


     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby declares, pursuant to Rule 24f-2 under the Investment Company Act of 1940, that an indefinite number of shares of beneficial interest, no par value, is being registered by this Registration Statement, with respect to three sub-trusts of Registrant -- Pauze U.S. Government Total Return Bond Fund, Pauze U.S. Government Short Term Bond Fund and Pauze U.S. Government Intermediate Term Bond Fund, each with four classes of shares (no-load, Class A, Class B and Class C). The Rule 24f-2 Notice for the most recent fiscal year, April 30, 1996, was filed on or about June 20, 1996, in respect to the Pauze U.S. Government Total Return Bond Fund (the no-load class, prior to creation of the other series and classes).

                           PAUZE FUNDS

                            FORM N-1A

                      CROSS REFERENCE SHEET

FORM N-1A
 PART A                                       CAPTION OR
ITEM NO.                                  LOCATION IN PROSPECTUS

1                                         Cover Page

2                                         Summary of Fees and
                                          Expenses

3                                         Financial Highlights
                                          (also covered under Item
                                          23 in Part B)

4                                         Cover Page; The Trust;
                                          Investment Objectives
                                          and Considerations;
                                          Special Considerations

5                                         Management of the Fund

6                                         Cover Page; The Trust;
                                          Dividends and Taxes

7                                         How to Purchase Shares;
                                          How Shares Are Valued;
                                          Special Considerations -
                                          Servicing Fee

8                                         How to Redeem Shares

9                                         Not Applicable

FORM N-1A                                 CAPTION OR LOCATION  IN
 PART B                                        STATEMENT OF
ITEM NO.                                  ADDITIONAL INFORMATION

10                                        Cover Page

11                                        Table of Contents

12                                        General Information


13                                        Investment Objectives
                                          and Policies

14                                        Management of
                                          the Trust

15                                        Principal Holders of
                                          Securities

16                                        Investment Advisory
                                          Services

17                                        Portfolio Transactions

18                                        General Information

19                                        Not Covered in Statement of
                                          Additional Information
                                          (Covered under Item 7 in Part A)

20                                        Tax Status

21                                        Distribution Plan (also
                                          covered under Item 5 in Part A)

22                                        Calculation of
                                          Performance Data

23                                        Financial Statements
                                          (also covered under Item 3 in Part A)

                            PART A -- THE PROSPECTUS
                    Included herein is the Prospectus for the
                  Pauze U.S. Government Total Return Bond Fund
                   Pauze U.S. Government Short Term Bond Fund
                Pauze U.S. Government Intermediate Term Bond Fund
                            (No-Load Class of Shares)

                              PAUZE FUNDS
             PAUZE U.S. GOVERNMENT TOTAL RETURN BOND FUND
                         PAUZE U.S. GOVERNMENT
                      INTERMEDIATE TERM BOND FUND
              PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND
                             P.O. Box 844
                      Conshohocken, PA 19428-0844
                            1-800-327-7170
           (Information, Shareholder Services and Requests)
                              PROSPECTUS
                           February 3, 1997

   This prospectus presents information that a prospective investor should know about the Pauze U.S. Government Total Return Bond Fund, the Pauze U.S. Government Intermediate Term Bond Fund and the Pauze U.S. Government Short Term Bond Fund, three series, mutual funds (the "Funds"), of Pauze Funds (the "Trust") which seek to provide investors with a high total return consistent with preservation of capital and liquidity within stated maturity ranges. Each Fund is designed to satisfy different needs, with its own separate and distinct portfolio of U.S. Government and/or government agency securities. Read and retain this prospectus for future reference.

     A Statement of Additional Information dated February 3, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement is available free from Pauze Funds upon written request at the address set forth above or by calling 1-800-327-7170.

   This prospectus covers shares of the Funds offered on a no-load basis. Information on other classes of shares of the Funds offered on a different basis is available from Pauze Funds upon written request at the address set forth above or by calling 1-800-327-7170.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         TABLE OF CONTENTS

                      SUMMARY OF FEES AND EXPENSES..................... 3

                      FINANCIAL HIGHLIGHTS............................. 6

                      INVESTMENT OBJECTIVES AND CONSIDERATIONS.........10

                      SPECIAL CONSIDERATIONS...........................15

                      12b-1 Fee........................................17

                      MANAGEMENT OF THE FUNDS..........................18

                      HOW TO PURCHASE SHARES...........................21

                      HOW TO EXCHANGE SHARES...........................25

                      HOW TO REDEEM SHARES.............................26

                      HOW SHARES ARE VALUED............................32

                      DIVIDENDS AND TAXES..............................33

                      THE TRUST........................................35

                      PERFORMANCE INFORMATION..........................36

                       SUMMARY OF FEES AND EXPENSES

     The following summary is provided to assist you in understanding the various costs and expenses a shareholder in a Fund could bear directly and indirectly. Pauze U.S. Government Total Return Bond Fund's ("Total Return Fund") annual operating expenses are shown as a percentage of average daily net assets for the fiscal period ended April 30, 1996. Because Pauze U.S. Government Intermediate Term Bond Fund ("Intermediate Term Fund") and Pauze U.S. Government Short Term Bond Fund ("Short Term Fund") shares were not offered prior to August 1, 1996, annual operating expenses of said Funds are based on expenses for the period from August 1, 1996 to December 31, 1996. Shareholder transaction expenses for all Funds are expressed as a percentage of the public offering price, cost per transaction or as otherwise noted.

                                                 Total   Intermediate  Short
                                                 Return       Term      Term
                                                  Fund        Fund      Fund

    Shareholder Transaction Expenses
    Maximum Sales Load.........................   None        None      None
    Redemption Fee.............................   None        None      None
    Account Closing Fee (does not apply
     to exchanges).............................   $10         $10       $10
    Exchange Fee...............................   None        None      None
    Annual Fund Operating Expenses
    Management and Administrative Services
     Fees .....................................   .60% (2)   .50%      .50%
    12b-1 Fees ................................   .25%       .25%      .25%
    Other Expenses, including Transfer Agency
     and Accounting Services Fees..............   .49% (1)  1.15%(1)  2.51%(1)
    Total Fund Operating Expenses .............  1.34%      1.90%     3.26%

     Except for active automatic investment, UGMA/UTMA and retirement accounts, if an account falls, for any reason other than market fluctuations, below $1,000 at any time during a month, that account will be subject to a small account charge of $5 for that month. See "Small Accounts" on page 28.

     A shareholder who requests delivery of redemption proceeds by wire will be subject to a $10 charge. International wires will be higher.

                 Hypothetical Example of Effect on Fund Expenses

     You would pay the following expenses on a $1,000 investment, assuming 5% annual return and redemption at the end of each period:

                      Total     Intermediate Short
                      Return        Term      Term
                      Fund          Fund      Fund

               1 year...$23          29         43
               3 years...51          70        110
               5 years...79         113        180
              10 years..153         232        366

     Included in these estimates is the account closing fee of $10 for each period. This is a flat charge which does not vary with the size of your investment. Accordingly, for investments larger than $1,000, your total expenses will be substantially lower in percentage terms than this illustration. The examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
--------------------------------------------------------------------------------


(1) Management fees are paid to Pauze, Swanson & Associates Investment
Advisors, Inc. d/b/a Pauze Swanson Capital Management Co. (the "Advisor") for managing the Fund's investments. Administrative services fees are paid to Declaration Service Company ("DSC" or "Administrator") for administering the affairs of the Trust. The Fund incurs other expenses for maintaining shareholder records, furnishing shareholder statements and reports, and for other services. Transfer agency and accounting services fees are also paid to DSC, and are not charged directly to individual shareholder accounts. The Transfer Agent charges the Fund $18.00 per shareholder account per year with a minimum monthly fee of $1,500 which increases to $2,000 over a two year period. The account closing fee and small account charge will be paid by the shareholder directly to the Transfer Agent which will, in turn, reduce its charges to the Fund by a like amount. Please refer to the section entitled "Management of the Fund"at page 16 for further information.

     (2) The Management and Administrative Services Fees were increased upon approval of the Shareholders, effective June 1, 1996; which fees are reflected in the Table.

                              FINANCIAL HIGHLIGHTS
                  Pauze U.S. Government Total Return Bond Fund

     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from January 10, 1994 (initial public offering) through June 30, 1994, the period from July 1, 1994 through April 30, 1995 and the year ended April 30,1996 have been audited by Price Waterhouse LLP, the Fund's Independent Accountants whose unqualified report on the financial statements including this information is included in the Fund's 1996 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information ("SAI"). The information for the period May 1, 1996 through December 31, 1996 is unaudited. The Financial Highlights should be read in conjunction with the financial statements and notes thereto included in the Annual Report and the unaudited Report. In addition to the data set forth below, further information about the performance of the Fund is contained in the SAI and Annual Report and the unaudited Report which may be obtained without charge.

     Selected data for a capital share outstanding throughout the periods indicated is as follows:

                                                        PERIOD ENDED
                               (unaudited)    (a)      (b)           (c)
                                --------   -------  --------      -------
Net Asset Value,
  beginning of period.........  $ 9.54      $ 9.37   $ 9.25       $ 10.00
                                -------    -------  -------       -------
 Operating Performance:
   Net investment income .....     .306        .44      .35(d)        .14(d)
   Net realized and unrealized
     gain (loss) on
     investments (e)..........    (.121)       .31      .12          (.75)
                                -------    -------  -------       -------
 Total from investment
   operations.................    0.185        .75      .47          (.61)
                                -------    -------  -------       -------
 Distributions:
    Dividends from net
      investment income ......   (0.315)      (.44)    (.35)         (.14)
    Distributions from
      capital gains...........       --       (.14)
                                -------    -------  -------       -------
Net asset value, end of
  period .....................  $ 9.41      $ 9.54   $ 9.37        $ 9.25
                                =======    =======  =======       =======
 Total Investment Return (f)..    1.93%       8.08%    5.21%        (6.11%)

Ratio/Supplemental Data:
Net assets, end of period (in
  thousands) ................. $70,698     $71,294  $31,994       $13,661
Ratio of expenses to average
  net assets .................    1.32%***    1.23%    1.50%(g)(h)   1.50%(g)(h)
Ratio of net income to average
  net assets .................    4.06%***    4.74%    4.87%(g)(h)   4.06%(g)(h)
Portfolio turnover rate ......  280.52%     228.03%  168.90%         0.00%

(a) For the year ended April 30, 1996
(b) For the ten month period ended April 30, 1995.
(c) For the period from January 10, 1994
    (date of commencement of operations) to June 30, 1994.
(d) Net of expense reimbursements and fee waivers of $.02(1995) and $.05(1994) per share respectively.
(e) Includes the effect of capital share transactions throughout the period.
(f) Total return is not annualized and does not reflect the effect of account fees.
(g) Annualized.
(h) Expense ratio is net of fee waivers. Had such reimbursements not been made, the annualized expense ratio would have been 1.66% (1995) and 3.14% (1994) and the net annualized investment income ratio would have been 4.70% (1995) and 2.42% (1994).

                 PAUZE U.S. GOVERNMENT INTERMEDIATE TERM FUND

The following per share data and ratios for a share of beneficial interest outstanding throughout the period from August 1, 1996 (effective date of registration with the SEC) through December 31, 1996, have not been audited.
The related financial statements are available upon request and have been included in the Statement of Additional Information ("SAI").

     Selected data for a capital share outstanding throughout the period (from commencement of operations through December 31, 1996), is as follows:

---------------------------------------------------------

For a capital share outstanding throughout each period:

                                          No load class
                                        -----------------
                                        October 10, 1996*
                                               to
                                        December 31, 1996
                                        -----------------
Net asset value, beginning of period ...    $  10.00
                                            ---------
Income from investment operations:
  Net investment income ................        0.068**
  Net realized and unrealized
    gain (loss) on investments .........        0.037
                                            ---------
Total from investment operations .......        0.105
                                            ---------
Less distributions to shareholders:
  Net investment income ................       (0.07)
  Net realized gain on investments sold.       (0.095)
                                            ---------
Total distributions ....................       (0.165)
                                            ---------
Net asset value, end of period .........    $   9.94
                                            =========

Total investment return ................        1.05%

Ratio/Supplemental Data:
  Net assets, end of period (000's).....    $    148
  Ratio of expenses to average
    net assets .........................        1.90%***
  Ratio of net income to average
   net assets ..........................        2.97%***
  Portfolio turnover rate ..............      266.87%

------------
  *Date of commencement of operations.
 **Net of expense reimbursements of $.001 per share.
***Ratios are annualized. The expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annualized expense ratio would have been 1.91%, and the net annualized investment income would have been 2.96% per share.

                     PAUZE U.S. GOVERNMENT SHORT TERM FUND

The following per share data and ratios for a share of beneficial interest outstanding throughout the period from August 1, 1996 (effective date of registration with the SEC) through December 31, 1996, have not been audited.
The related financial statements are available upon request and have been included in the Statement of Additional Information ("SAI").

     Selected data for a capital share outstanding throughout the period (from commencement of operations through December 31, 1996), is as follows:

-----------------------------------------------------------

For a capital share outstanding throughout each period:

                                           No load class
                                        -------------------
                                        September 30, 1996*
                                                 to
                                         December 31, 1996
                                        -------------------
Net asset value, beginning of period ...      $  10.00
                                              ---------
Income from investment operations:
  Net investment income ................          0.065**
  Net realized and unrealized gain
    (loss) on investments ..............          0.045
                                              ---------
Total from investment operations .......          0.11
                                              ---------
Less distributions to shareholders:
  Net investment income ................         (0.065)
  Net realized gain on investments sold.         (0.005)
                                              ---------
Total distributions ....................         (0.07)
                                              ---------
Net asset value, end of period .........      $  10.04
                                              =========
Total investment return ................          1.10%
Ratios/Supplemental Data:
  Net assets, end of period (000's) ....      $    140
  Ratio of expenses to average net
    assets .............................          3.26%***
  Ratio of net income to average
    net assets .........................          3.08%***
  Portfolio turnover rate ..............        417.74%

------------
  *Date of commencement of operations.
 **Net of expense reimbursements of $.06 per share.
***Ratios are annualized. The expense ratio is net of expense reimbursements. Had such reimbursement not been made, the annualized expense ratio would have been 5.32%, and the net annualized investment income would have been 1.02% per share.

                      INVESTMENT OBJECTIVES AND CONSIDERATIONS

     Pauze Funds (the "Trust") offers investors three fixed income funds which seek to provide investors with a high total return (interest income plus or minus realized and unrealized capital appreciation and depreciation) consistent with preservation of capital and liquidity: the Pauze U.S. Government Total Return Bond Fund (the "Total Return Fund"); the Pauze U.S. Government Short Term Bond Fund (the "Short Term Fund"); and the Pauze U.S. Government Intermediate Term Bond Fund (the "Intermediate Term Fund"). Each Fund is designed to satisfy different needs, with its own separate and distinct portfolio of U.S. Government and/or government agency securities within prescribed maturity ranges. There is no assurance that the Funds will be able to achieve their investment objectives.

Pauze U.S. Government Total Return Bond Fund

     The Total Return Fund's investment objective is to achieve a rate of total return (interest income plus or minus realized and unrealized capital appreciation and depreciation) above the rate of other funds by investing exclusively in securities backed by the full faith and credit of the United States Government.

     It is the investment policy of the Fund to invest exclusively in debt securities that are backed by the full faith and credit of the United States Government. Eligible securities may be issued by the United States Government or by an agency of the United States Government provided they are backed by the full faith and credit of the United States Government. The Fund may also invest in repurchase agreements collateralized by such securities. Eligible securities may be of varying maturities, based upon the investment adviser's perception of market conditions, with no stipulated average maturity or duration.

     The United States Government's guarantee of ultimate payment of principal and timely payment of interest of the United States Government securities owned by the Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.

                             Portfolio Securities

     United States Treasury securities are backed by the full faith and credit of the United States Government. These securities differ only in their interest rates, maturities, timing of interest payments, and times of issuance. Treasury bills have initial maturities of one year or less, do not make semi-annual interest payments, and are purchased or sold at a discount from their face value; Treasury notes have initial maturities of one to ten years and pay interest semiannually; and Treasury bonds generally have initial maturities of greater than ten years and pay interest semi-annually.

     Among the bonds that may be purchased are GNMA Certificates (popularly called "Ginnie Maes"). Ginnie Maes are backed by the full faith and credit of the United States Government. Ginnie Maes are mortgage-backed securities representing part ownership of a pool of mortgage loans which are insured by the

     Federal Housing Administration or Farmers' Home Administration or guaranteed by the Veterans' Administration. The Fund may invest in Ginnie Maes of the "fully modified pass-through" type which are guaranteed as to the timely payment of principal and interest by the Government National Mortgage Association, a United States Government corporation. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when a holder of the mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying securities vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid and may result in a loss. As a result of these principal payment features, mortgage-backed securities are generally more volatile investments than other United States Government securities.

     The Funds may also invest up to 5% of its assets in bonds that are "zero coupon" United States Government securities (which have been stripped of their unmatured interest coupons and receipts) or in certificates representing undivided interests in stripped United States Government securities and coupons. The Funds will only invest in "zeros" which are issued by the United States Treasury and not those issued by broker-dealers or banks. The Funds will not invest in Interest Only or Principal Only ("IOs" or "POs") mortgage-backed securities or derivative products. Zero coupon securities tend to be more sensitive to changes in interest rates than other types of United States

Government securities. As a result, a rise or fall in interest rates will have a more significant impact on the market value of these securities. Although zero coupon securities pay no interest to holders prior to maturity, interest on these securities is accrued as income to the Funds and distributed to their shareholders. These distributions must be made from the Funds' cash assets, or, if necessary, from the proceeds of sales of portfolio securities.


                      Portfolio Management

     The investment adviser will seek above average total return by restructuring the average duration of the Fund's portfolio securities to take advantage of anticipated changes in interest rates. When the investment adviser believes that interest rates will fall, it will lengthen the average duration of the Fund's portfolio securities to earn greater capital appreciation. When the investment adviser believes that interest rates will rise, it will shorten the average duration of the Fund's portfolio securities to reduce capital depreciation and preserve capital.

     Duration is the weighted average life of a Fund's debt instruments measured on a present-value basis. It is generally superior to average weighted maturity as a measure of a Fund's potential volatility due to interest rate changes.

     Unlike a Fund's average weighted maturity, which takes into account only the stated maturity date of the Fund's debt instruments, duration represents a weighted average of both interest and principal payments, discounted by the current yield-to-maturity of the securities held. For example, a four year, zero-coupon bond, which pays interest only upon maturity (along with principal), has both a maturity and duration of 4 years. However, a four-year bond priced at par with an 8% coupon has a maturity of 4 years but a duration of 3.6 years (at an 8% yield), reflecting the bond's earlier payment of interest.

     In general, a bond with a longer duration will fluctuate more in price than a bond with a shorter duration. Also, for small changes in interest rates, duration serves to approximate the resulting change in a bond's price. For example, a 1% change in interest rates will cause roughly a 4% move in the price of a zero-coupon bond with a 4 year duration, while an 8% coupon bond (with a 3.6 year duration) will change by approximately 3.6%.

     The Fund's success at achieving its investment objective is dependent upon the investment adviser correctly forecasting future changes in interest rates. The investment adviser uses extensive fundamental and technical analysis to formulate interest rate forecasts. However, there is no assurance that the investment adviser will successfully forecast interest rates and, if its forecasts are wrong, the Fund may suffer a loss of principal or fail to fully participate in capital appreciation and the Fund may not have a yield as high as it might have otherwise.

Pauze U.S. Government Intermediate Term Bond Fund

     The Intermediate Term Fund has the same objectives and policies as set forth above except (i) that, in addition to restructuring the average duration of the Fund's portfolio, it will maintain an average weighted portfolio maturity between three and ten years; (ii) that it may invest in securities issued by U.S. Government agencies that are not backed by the full faith and credit of the U.S. Treasury; and (iii) that it may invest in financial futures and related options to hedge the portfolio assets in the Fund.

Pauze U.S. Government Short Term Bond Fund

     The Short Term Fund has the same objectives and policies as set forth above except (i) that, in addition to restructuring the average duration of the Fund's portfolio, it will maintain an average weighted portfolio maturity between one and three years; (ii) that it may invest in securities issued by U.S. Government agencies that are not backed by the full faith and credit of the U.S. Treasury; and (iii) that it may invest in financial futures and related options to hedge the portfolio assets in the Fund.

                      Futures Contracts and Options

     The Short Term Fund and the Intermediate Term Fund may invest in futures contracts and option contracts provided that not more than 2.5% of their assets are required as initial margin and premiums required to establish such positions. A Fund may also enter into futures contracts and options transactions only to the extent that obligations under such contracts or transactions represent not more than 100% of a Fund's assets.

     Futures contracts and options may be used for several reasons: to hedge securities held to effectively reduce the average weighted maturity; to maintain cash reserves while remaining fully invested; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than the underlying security or index. No Fund may use futures contracts or options transactions to leverage assets.

                      Futures Contracts and Options Pose Certain Risks

     The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the U.S. Government securities held by a Fund and the prices of futures contracts and options; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose price fluctuations are expected to resemble those of a Fund's underlying securities. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

                      Objective and Policy Not Fundamental

     Neither the investment objective nor the investment policy are fundamental policies of the Funds and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified in writing at least 30 days prior to any material change to either the Fund's investment objective or its investment policy.

                      Repurchase Agreements

     The Funds may invest a portion of their assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the Funds' custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, a fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements must be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters insolvency proceedings, the resulting delay in liquidation of securities serving as collateral could cause the fund some loss if the value of the securities declined prior to liquidation. To minimize the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which are considered creditworthy.

                      Lending of Portfolio Securities

     The Funds may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. The Funds will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash and United States Government securities) in an amount at least equal (on a daily mark-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Fund could experience delays and costs in recovering the securities loaned. A Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify a Fund against loss due to borrower default. A Fund may not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.

                      SPECIAL CONSIDERATIONS

                      Interest Rate Sensitivity

     The investment income of the Funds is based on the income earned on the securities it holds, less expenses incurred; thus, a Fund's investment income may be expected to fluctuate in response to changes in such expenses or income. For example, the investment income of the Fund may be affected if it experiences a net inflow of new money that is then invested in securities whose yield is higher or lower than that earned on the then current investments.

     Generally, the value of the securities held by the Fund, and thus the net asset value ("NAV") of the Fund, will rise when interest rates decline. Conversely, when interest rates rise, the value of fixed income securities, and thus the NAV per share of the Fund, may be expected to decline. If the Fund incorrectly forecasts interest rates, both the rate of return and the NAV of the Fund may be adversely affected. As an example, if the Advisor forecasts that interest rates are generally to go up, and accordingly shortens the maturities of the instruments within the Fund and interest rates in fact go down, then the interest income gained by the Fund will be less than if the Fund had not shortened its maturities. Additionally, any capital gain that might have been achieved because of the longer maturities would be less with the shorter maturities. Additionally, should the Advisor incorrectly forecast that interest rates are generally going down, lengthen its maturities of the instruments within the Fund and interest rates in fact go up, then the value of the longer maturities would decline more than those of the shorter maturities. Thus, the NAV would also decline more. There is no assurance that the Fund will be correct in its forecast of changes in interest rates nor that the strategies employed by the Fund to take advantage of changes in the interest rate environment will be successful in achieving its investment objectives.

                      Borrowing

     The Funds may borrow from a bank up to a limit of 5% of its total assets for temporary or emergency purposes; and, it may borrow up to 33 1/3% of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowings) when deemed desirable or appropriate to meet redemption requests. To the extent that a Fund borrows money prior to selling securities, the Fund may be leveraged; at such times, the Fund may appreciate or depreciate in value more rapidly than its benchmark index. The Funds will repay any money borrowed in excess of 5% of the value of its total assets prior to purchasing additional portfolio securities.

                      When-Issued and Delayed Delivery Securities

     The Funds may purchase debt obligations on a "when-issued" basis or may purchase or sell securities for delayed delivery. In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement period, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when a Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on a when-issued basis or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, a Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

                      12b-1 Fee

     A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940, for each Fund, with separate provisions for each class of shares. With respect to the shares offered by this prospectus, each plan provides that a Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% of the Fund's average net assets (1/12 of 0.25% monthly) to persons or institutions for performing certain servicing functions for Fund shareholders. These fees will be paid periodically and will generally be based on a percentage of the value of Fund shares held by the institution's clients. The distribution plans allow the Funds to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders. See "Distribution Plan" in the Statement of Additional Information.

                      MANAGEMENT OF THE FUNDS

                      Trustees

     The business and affairs of the Funds are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

                      The Investment Advisor

     Pauze, Swanson & Associates Investment Advisors, Inc. d/b/a Pauze Swanson Capital Management Co. (the "Advisor"), 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014, under an investment advisory agreement with the Trust dated November 1, 1993, furnishes investment advisory and management services to the Funds. The Advisor is a Texas corporation which was registered with the Securities and Exchange Commission as an investment adviser in December 1993. Mr. Philip C. Pauze, the Funds' portfolio manager, owns and controls the Advisor. He has managed the Total Return Fund since commencement of operations in January 1994. Mr. Pauze has specialized in managing portfolios of United States Government securities for trusts, small institutions, and retirement plans since 1985. Mr. Pauze assisted the California Funeral Directors Association in establishing the California Master Trust (the "CMT") and has been its financial consultant since inception. CMT's investment performance has been highly rated by independent evaluators. In addition to the CMT, Mr. Pauze serves as the financial consultant to the government bond portfolio of the Pennsylvania Funeral Trust, to the American Funeral Trust, a nationwide funeral trust, and to the California and Pennsylvania Funeral Directors Association's Retirement Plans.

     The Advisor furnishes an investment program for the Funds, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Funds.

     The Advisory Agreement with the Trust provides for the Funds to pay the Advisor an annual management fee equal to a percentage of the Fund's average net assets (1/12 of the applicable percentage monthly) as follows: Total Return Fund 0.60% on the the first $100 million, 0.50% on the next $150 million, 0.45% on the next $250 million and 0.40% on the net assets in excess of $500 million; Intermediate Term Fund, 0.50%; and Short Term Fund, 0.50%. Prior to June 1, 1996 the management fee payable to the advisor for the Total Return Fund was as follows; 0.40% on the first $50 million and 0.24% on net assets in excess of $50 million.

                      The Administrator

     Declaration Service Company, ("DSC" or "Administrator") P.O. Box 844, Conshohocken, PA 19428-0844 under an Administration Agreement with the Trust dated February 13, 1996, generally administers the affairs of the Trust. Terence
P. Smith, President of DSC, has been a Trustee of the Trust since February 13, 1996.

     Under the Administration Agreement, the Administrator, subject to the overall supervision and review of the Board of Trustees of the Trust, supervises parties (other than the Advisor) providing services to the Trust, provides the Trust with office space, facilities and business equipment, and provides the services of executive and clerical personnel for administering the affairs of the Trust.

     The   Administration   Agreement   provides   for  the  Trust  to  pay  the
Administrator an annual fee of $24,000 for the first class of shares, per portfolio; $16,000 for the second class of shares, per portfolio; and, $12,000 for each additional class, per portfolio.

     DSC also provides transfer agency, dividend disbursing and accounting services to the Funds for which it receives separate compensation.

     The Transfer Agency and Shareholder Services Agreement with the Trust provides for the Trust to pay DSC an annual fee of $18.00 per account with a minimum annual fee of $18,000 for the first year, $21,000 for the second year and $24,000 thereafter.

     These fees cover the usual transfer agency functions. In addition, the Funds bear certain other transfer agent expenses such as the costs of record retention and postage, plus the telephone and line charges (including the toll-free 800 service) used by shareholders to contact the transfer agent. Transfer agent fees and expenses, including reimbursed expenses, are reduced by the amount of small account charges and account closing fees the transfer agent is paid.

     DSC performs bookkeeping and accounting services, and determines the daily net asset value for the Funds. The Accounting Services Agreement with the Trust provides for the Trust to pay DSC an annual fee of $22,000 for the first class of shares, per portfolio; $15,000 for the second class of shares, per portfolio; and $10,000 for each additional class of shares, per portfolio.

     On February 13, 1996, pursuant to the Fund's Distribution Plan, the Trust entered into a Distribution Agreement with Declaration Distributors, Inc. ("DDI"), an affiliate of DSC, pursuant to which DDI has agreed to act as the Trust's agent in connection with the distribution of Fund shares - - including acting as agent in states where designated agents are required, reviewing and filing all advertising and promotional materials and monitoring and reporting to the Board of Trustees on Trust distribution plans. For such services, DDI will be paid a fixed annual fee of $20,000 and will be reimbursed for expenses incurred on behalf of the Trust. The Advisor is committed to pay all sums, if any, that exceed the amount allowed under the Fund's 12b-1 Plan.

     The Trust pays all other expenses for its operations and activities. As the Trust adds other series in the future, then the Fund will pay its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any shareholder servicing agents, custodian fees, legal and auditors' expenses, brokerage commissions for portfolio transactions, the advisory fee, extraordinary expenses, expenses of shareholder and trustee meetings, expenses for preparing, printing and mailing proxy statements, reports and other communications to shareholders, and expenses of registering and qualifying shares for sale, among others.

                             HOW TO PURCHASE SHARES

     This prospectus covers shares of the Funds offered on a no-load basis.

     The minimum initial investment is $25,000. The minimum subsequent investment is $50. The minimum initial investment for persons enrolled in an automatic investment plan is $25,000 and the minimum subsequent investment pursuant to such a plan is $30 per month per account. Accounts opened prior to that date are subject to the prior minimum initial investment limitations.

     Information on shares of the Funds offered on a different basis is available from the Trust upon written request at the address set forth below or by calling 1-800-327-7170.

                      You may invest in the following ways:

                      BY MAIL

     Send your application and check or money order, made payable to the Fund, to Declaration Service Company, P.O. Box 844, Conshohocken, Pennsylvania 19428-0844.

     When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above. Third party checks will not be accepted, and the Trust reserves the right to refuse to accept second party checks.

                                  BY TELEPHONE

     Once your account is open, you may make investments by telephone by calling 1-800-327-7170. The maximum telephone purchase is ten times the value of the shares owned, calculated at the last available net asset value. Payment for shares purchased by telephone is due within seven business days after the date of the transaction. Investments by telephone are not available in any Fund retirement account administered by the Administrator or its agents.

                                     BY WIRE

     You may make your initial or subsequent investments in the Funds by wire transfer. To do so, call the Investor Information Department at 1- 800-327-7170 for a confirmation number and wiring instructions.

     To assure proper receipt, please be sure your bank included the Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Registration Form and mail it to the "New Account" address above after completing your wire arrangement. Note: Federal Funds wire purchase orders will be accepted only when the Fund and Custodian Bank are open for business.

     Funds must be credited to the Fund's account by 11:00 a.m. (Eastern time) in order to be applied to purchase shares on that day. There are no wire fees charged by the Trust for purchases of $1,000 or more. A $10 wire fee will be charged by the Trust on wire purchases of less than $1,000. Your bank also may charge wire fees for this service.

                      BY AUTOMATIC INVESTMENT PLAN

     Once your account is open, you may make investments automatically by completing the automatic investment plan form authorizing Pauze Funds to draw on your bank account regularly by check for as little as $30 a month, beginning within thirty (30) days after the account is opened. You should inquire at your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment any time by written instruction received by Pauze Funds at least five business days before the change is to become effective.

                      Additional Information About Purchases

     All purchases of shares are subject to acceptance by the Trust and are not binding until accepted. Pauze Funds reserves the right to reject any application or investment. Orders become effective as of 4:00 p.m., Eastern time, Monday through Friday, exclusive of business holidays.

     Fees and charges associated with purchasing shares of the Funds are set forth in the Trust's prospectuses. However, investors may purchase and sell shares through registered broker-dealers who may charge additional fees for their services.

     If your telephone order to purchase shares is cancelled due to nonpayment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Trust by reason of such cancellation.

     If checks are returned unpaid due to nonsufficient funds, stop payment or other reasons, the Trust will charge $20 and you will be responsible for any loss incurred by the Trust with respect to cancelling the purchase. To recover any such loss or charge, the Trust reserves the right, without further notice, to redeem shares already owned by any purchaser whose order is cancelled and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

     Investments paid for by checks drawn on foreign banks may be deferred until such checks have cleared the normal collection process. In such instances, any amounts charged to the Trust for collection procedures will be deducted from the amount invested.

     If the Trust incurs a charge for locating a shareholder without a current address, such charge will be passed through to the shareholder.

                      Tax Identification Number

     The Trust is required by Federal law to withhold and remit to the United States Treasury a portion of the dividends, capital gains distributions and proceeds of redemptions paid to any shareholder who fails to furnish the Trust with a correct taxpayer identification number, who underreports dividend or interest income or who fails to provide certification of tax identification number. In order to avoid this withholding requirement, you must certify on your application, or on a separate W-9 Form supplied by the Transfer Agent, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

     Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In addition, the Fund assesses a $50 administrative fee if the taxpayer identification number is not provided by year end.

                                  Certificates

     When you open your account, Pauze Funds will send you a confirmation statement, which will be your evidence that you have opened an account with Pauze Funds. The confirmation statement is non-negotiable, so if it is lost or destroyed, you will not be required to buy a lost instrument bond or be subject to other expense or trouble, as you would with a negotiable stock certificate. Pauze Funds has determined that it will not issue negotiable stock certificates.

                             HOW TO EXCHANGE SHARES

     You have the privilege of exchanging into any of the Pauze Funds which are properly registered for sale in your state. An exchange involves the simultaneous redemption (sale) of shares of one fund and purchase of shares of another fund at their respective closing net asset values and is a taxable transaction.

                                  BY TELEPHONE

     You will automatically have the privilege to direct Pauze Funds to exchange your shares by calling toll free 1-800-327-7170. In connection with such exchanges, neither the Fund nor the Transfer Agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, as a result of this policy, will bear the risk of loss. The Fund and/or its Transfer Agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmation, and tape recording conversations); and if the Fund and/or its Transfer Agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

                                    BY MAIL

     You may direct Pauze Funds in writing to exchange your shares. The request must be signed exactly as the name appears on the registration. (Before writing, read "Additional Information About Exchanges.")

                     Additional Information about Exchanges

     (1) There is no charge for exchanges. However, the Trust reserves the right to impose a $5 charge, which would be paid to the Transfer Agent, for each exchange transaction out of any fund account, to cover administrative costs associated with handling these exchanges.

     (2) As with any other redemption, the Fund reserves the right to hold redemption proceeds for up to seven days. In such event, the purchase side of the exchange transaction will also be delayed. You will be notified immediately if a Fund is exercising said right.

     (3) Shares may not be exchanged unless you have furnished Pauze Funds with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number. (See "Tax Identification Number" page ___.)

     (4) The exchange privilege may be modified or terminated at any time. The exchange fee and other terms of the privilege are subject to change.

                              HOW TO REDEEM SHARES

     You may redeem any or all of your shares at will. The Trust redeems shares at the net asset value next determined after it has received and accepted a redemption request in proper order. Redemption requests must be received prior to the time the next determined net asset value per share is computed -- generally 4:00 p.m. Eastern time, Monday through Friday, to be effective that day.

                                     BY MAIL

     You may mail a written request for redemption in proper form to Declaration Service Company, P.O. Box 844, Conshohocken, Pennsylvania 19428- 0844. For express or registered mail, send your request to Declaration Service Company, Suite 6160, 555 North Lane, Conshohocken, Pennsylvania 19428. To be in "proper order", your request requires delivery to the Transfer Agent of:

     (1) a written request for redemption signed by each registered owner exactly as the shares are registered, the account number and the number of shares or the dollar amount to be redeemed;

     (2) signature guarantees when required (see "Signature Guarantee" page   );
and

     (3) such additional documents as are customarily required to evidence the authority of persons effecting redemptions on behalf of corporations, executors, trustees and other fiduciaries. Redemptions will not become effective until all documents in the form required have been received by the Transfer Agent. (Before writing, read "Additional Information About Redemptions.")

                                  BY TELEPHONE

     Redemptions may be made by telephone, provided you have completed the Telephone Redemption Authorization section of the purchase application. Upon proper authority and instruction, redemptions will be wired (for a separate bank wire charge) to the bank account identified on the account registration or, for amounts of $15,000 or less, redemptions will be mailed to the address on the account registration. In connection with telephone redemptions, neither the Fund nor the Transfer Agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The Fund and/or its Transfer Agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmations, and tape recording conversations); and if the Fund or its Transfer Agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

                         Special Redemption Arrangements

     Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Trust at 1-800-327-7170.

                           Signature Guarantee

     Redemptions in excess of $15,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at 1-800-327-7170 to determine whether the entity that will guarantee the signature is an eligible guarantor.

                      Redemption proceeds may be sent to you:

                      BY MAIL

     If your redemption check is mailed, it is usually mailed within 48 hours of receipt of the redemption request; however, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared. You may avoid this requirement by investing by bank wire (Federal funds). Redemption checks may be delayed if you have changed your address in the last 30 days. Please notify the Fund promptly in writing of any change of address.

                      BY WIRE

     You may authorize the Trust to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption or have completed the banking information portion of the Telephone Redemption Authorization on the purchase application. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Trust reserves the right to hold redemptions for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the purchase check has cleared, which may take up to seven days. There is a $10 charge to cover the wire, which is deducted from redemption proceeds.

                    Additional Information About Redemptions

     The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

     A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and must state a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

     The Trust has the authority to redeem existing accounts and to refuse a potential account the privilege of having an account in the Trust if the Trust reasonably determines that the failure to so redeem, or to so prohibit, would have a material adverse consequence to the Trust and its shareholders.

     Excessive short-term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Trust has reserved the right to refuse investments from shareholders who engage in short-term trading.

                               Account Closing Fee

     In order to reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be directed to them by mail or wire. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The account closing fee does not apply to exchanges between the Funds.

     The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the Transfer Agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. When a shareholder closes an account, the Fund must continue to carry the account on its books, maintain the account records and complete year-end tax reporting. With no assets, the account cannot pay its own expenses and imposes an unfair burden on remaining shareholders.

                                 Small Accounts

     Fund accounts which fall, for any reason other than market fluctuations, below $1,000 at any time during a month will be subject to a small account charge of $5 for that month which is deducted the next business day. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the cost of maintaining shareholder accounts more equitably among shareholders.

     Active automatic investment plan, UGMA/UTMA, and retirement plan accounts administered by the Administrator or its agents or its affiliates will not be subject to the small account charge.

     In order to reduce expenses of a Fund, the Trust may redeem all of the shares in any shareholder account, other than an active automatic investment plan, UGMA/UTMA and retirement plan accounts, if, for a period of more than three months, the account has a net asset value of $500 or less and the reduction in value is not due to market fluctuation. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice. No account closing fee will be charged to investors whose accounts are closed under the mandatory redemption provision.

                             Confirmation Statements

     Shareholders normally will receive a yearly confirmation statement and after each transaction showing the activity in the account. However, when account activity is produced solely from dividend reinvestment, confirmation statements will be mailed only on a monthly basis.

                                 Other Services

     The Trust has available a number of plans and services to meet the special needs of certain investors. Plans available include, but are not limited to:

     (1)  payroll deduction plans, including military allotments;

     (2)  custodial accounts for minors;

     (3)  a flexible, systematic withdrawal plan; and

     (4) various retirement plans such as IRA, 403(b)(7), 401(k) and employer-adopted defined benefit and defined contribution plans.

     There is an annual charge for each retirement plan fund account with respect to which a service provider acts as custodian. If this charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

     Application forms and brochures describing these plans and services can be obtained from the Transfer Agent by calling 1-800-327-7170.

                              Shareholder Services

     DSC acts as transfer and dividend paying agent for all Fund accounts. Simply write or call the Investor Information Department at 1-800-327-7170 for prompt service on any questions about your account.

                              HOW SHARES ARE VALUED

     Shares of a Fund are purchased or redeemed on a continuing basis at their next determined net asset value per share. The net asset value per share of each class of a Fund is calculated separately by DSC. Net asset value per share for a class is determined and orders become effective as of 4:00 p.m., Eastern time, Monday through Friday, exclusive of business holidays on which the NYSE is closed, by dividing the net assets of the Fund attributable to that class of Shares by the total number of shares outstanding for that class. In the event that the NYSE and other financial markets close earlier, as on the eve of a holiday, the net asset value per share will be determined earlier in the day at the close of trading on the NYSE.

     The value of the Fund's assets is determined in accordance with certain procedures and policies established by the Board of Trustees. All securities (except securities with less than 60 days to maturity and repurchase agreements) held by the Fund are valued at market value based on an independent pricing service; and, in the event such service is not available, at the mean between the most recent bid and ask prices as obtained from one or more dealers that make markets in the securities. Short-term investments with maturities of 60 days or less at the time of purchase ordinarily are valued on the basis of the amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If the Advisor determines that amortized cost does not reflect fair value of a security, the Board may select an alternative method of valuing the security.

                               DIVIDENDS AND TAXES

     The Trust/each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By complying with the applicable provisions of the Code, the Fund will not be subject to Federal income tax on its net investment income and capital gain net income that are distributed to shareholders.

     Dividends and capital gains will be calculated and distributed in the same manner for all classes of shares of the Funds. The per share amount of any income dividends will generally differ only to the extent that each class is subject to different Rule 12b-1 fees.

     All income dividends and capital gains distributions are normally reinvested, without charge, in additional full and fractional no-load shares of the Fund. Alternatively, investors may choose: (1) automatic reinvestment of capital gains distributions in Fund shares and payment of income dividends in cash; (2) payment of capital gains distributions in Fund shares and automatic reinvestment of dividends in Fund shares; or (3) all income dividend and capital gains distributions paid in cash. The share price of the reinvestment will be the net asset value of the Fund shares computed at the close of business on the date the dividend or distribution is paid. Dividend checks returned to the Fund as being undeliverable and dividend checks not cashed after 180 days will automatically be reinvested at the price of the Fund on the day returned or on the 181st day, and the distribution option will be changed to "reinvest."

     At the time of purchase, the share price of the Fund may reflect undistributed net investment income, capital gains or unrealized appreciation of securities. Any dividend or capital gains distribution paid to a shareholder shortly after a purchase of shares will reduce the per share net asset value by the amount of the distribution. Although in effect a return of capital to the shareholder, these capital gains distributions are fully taxable.

     The Fund is subject to a non-deductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gains net of capital losses. The Fund intends to make such distributions as may be necessary to avoid this excise tax.

     Dividends consisting of substantially all of the net income are declared and paid monthly. Investors may request automatic redemption of dividend income at each month or quarter end.

     Dividends from taxable net investment income and distributions of net short-term capital gains paid by the Fund are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. None of the dividends paid by the Fund are expected to qualify for the 70% dividends received deduction available to corporations. Distributions of net capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, regardless of the length of time the investor has held his shares.

     Under Federal law, the income derived from obligations issued by the United States Government and certain of its agencies and instrumentalities is exempt from state income taxes. All states that tax personal income permit mutual funds to pass through this tax exemption to shareholders provided applicable diversification/threshold limits and reporting requirements are satisfied.

     Each January, the Fund will report to its shareholders as to the Federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year.

     The foregoing discussion relates only to generally applicable Federal income tax provisions in effect as of the date of this Prospectus. Shareholders should consult their tax advisers about the status of distributions from the Fund in their own states and localities. To assist in this regard, each January the Fund will provide shareholders with a breakdown of Fund assets and income for the year.

                                    THE TRUST

     The Pauze Funds (the "Trust") is an open-end management investment company, which may consist of numerous separate, diversified, portfolios each of which has its own investment objectives and policies.

     The Trust was formed October 15, 1993, as a "business trust" under the laws of the Commonwealth of Massachusetts. It is a "series" company which is authorized to issue series of shares without par value, each series representing interests in a separate portfolio, or to divide the shares of any series into classes. Shares of three series have been authorized; and, each series is authorized to issue four classes of shares. The Board of Trustees of the Trust has the power to create additional series, or divide existing series into two or more classes, at any time, without a vote of shareholders of the Trust.

     Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required; however, the Trustees may call meetings to take action on matters which require shareholder vote and other matters which Trustees determine shareholder vote is necessary or desirable.

     Shareholders elect the Trustees of the Trust. Subject to Section 16(a) of the 1940 Act, the Trustees may elect their own successors and may appoint
Trustees to fill vacancies, including vacancies caused by an increase in the number of Trustees by action of the Board of Trustees.

     Whether appointed or elected, a Trustee serves as Trustee of the Trust for a period of six years. Notwithstanding the foregoing, the Trustees' terms are staggered so that the terms of at least 25% of the Board of Trustees will expire every three years. A Trustee whose term is expiring may be re-elected.

     On any matter submitted to shareholders, shares of the portfolio entitle their holder to one vote per share, irrespective of the relative net asset values of each portfolio's shares. On matters affecting an individual portfolio, a separate vote of shareholders of the portfolio is required. On matters affecting an individual class of shares, a separate vote of shareholders of the class is required. The portfolio's shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights, and are fully transferable, with no conversion rights.

                             PERFORMANCE INFORMATION

     From time to time, in advertisements or in reports to shareholders or prospective shareholders, the Fund may compare its performance, either in terms of its yield, total return or its yield and total return, to that of other mutual funds with similar investment objectives and to stock or other indices. For example, the Fund may compare its performance to rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), a widely recognized independent service which monitors the performance of mutual funds, to Morningstar's Mutual Fund Values, to Moody's Bond Survey Bond Index, or to the Consumer Price Index. Performance information and rankings as reported in Changing Times, Business Week, Institutional Investor, the Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money Magazine, Forbes, Fortune and Barrons magazine may also be used in comparing performance of the Fund. Performance comparisons shall not be considered as representative of the future performance of the Fund.

     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value
of that investment at the end of the period,   assuming   reinvestment  of  all
dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return for differing periods computed in the same manner but without annualizing the total return.

     The Fund's "yield" refers to the income generated by an investment in the Fund over a 30-day (or one month) period (which period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of such month. This income is then "annualized." That is, the amount of income generated by the investment during that 30-day period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment.

     For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio and all recurring charges are recognized.

     The standard total return and yield results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees such as a fee for exchanges. These fees have the effect of reducing the actual return realized by shareholders.

                                   PAUZE FUNDS

                   SHARES OFFERED BY THIS PROSPECTUS ARE SOLD
                  AT NET ASSET VALUE WITHOUT SALES COMMISSIONS
                               OR REDEMPTION FEES

                  Pauze U.S. Government Total Return Bond Fund
                Pauze U.S. Government Intermediate Term Bond Fund
                   Pauze U.S. Government Short Term Bond Fund

                               INVESTMENT ADVISOR
                      Pauze Swanson Capital Management Co.
                     14340 Torrey Chase Boulevard, Suite 170
                              Houston, Texas 77014

                          ADMINISTRATOR & TRANSFER AGENT
                           Declaration Service Company
                                  P.O. Box 844
                           Conshohocken, PA 19428-0844

                                   DISTRIBUTOR
                         Declaration Distributors, Inc.
                                  P.O. Box 844
                             Conshohocken, PA 19428

                                   CUSTODIAN
                                 Star Bank, N.A.
                                425 Walnut Street
                               Cincinnati, OH 45202

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                           30 South Seventeenth Street
                             Philadelphia, PA 19103


                       Be Sure to Retain This Prospectus.
                        It Contains Valuable Information.

                            PART A -- THE PROSPECTUS
                    Included herein is the Prospectus for the
                  Pauze U.S. Government Total Return Bond Fund
                   Pauze U.S. Government Short Term Bond Fund
                Pauze U.S. Government Intermediate Term Bond Fund
                             (Class B and C Shares)

                              PAUZE FUNDS
             PAUZE U.S. GOVERNMENT TOTAL RETURN BOND FUND
                         PAUZE U.S. GOVERNMENT
                      INTERMEDIATE TERM BOND FUND
              PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND
                             P.O. Box 844
                      Conshohocken, PA 19428-0844
                            1-800-327-7170
           (Information, Shareholder Services and Requests)
                              PROSPECTUS
                            February 3, 1997

   This prospectus presents information that a prospective investor should know about the Pauze U.S. Government Total Return Bond Fund, the Pauze U.S. Government Intermediate Term Bond Fund and the Pauze U.S. Government Short Term Bond Fund, three series, mutual funds (the "Funds"), of Pauze Funds (the "Trust") which seek to provide investors with a high total return consistent with preservation of capital and liquidity within stated maturity ranges. Each Fund is designed to satisfy different needs, with its own separate and distinct portfolio of U.S. Government and/or government agency securities. Read and retain this prospectus for future reference.

     A Statement of Additional Information dated February 3, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement is available free from Pauze Funds upon written request at the address set forth above or by calling 1-800-327-7170.

     This prospectus covers the offering of Class B (sold subject to a contingent deferred sales charge) and Class C (sold subject to an on-going trail commission) shares of the Funds. Information on other classes of shares of the Funds offered on a different basis is available from Pauze Funds upon written request at the address set forth above or by calling 1-800-327-7170.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      TABLE OF CONTENTS

                      SUMMARY OF FEES AND EXPENSES........................ 3

                      FINANCIAL HIGHLIGHTS................................ 8

                      INVESTMENT OBJECTIVES AND CONSIDERATIONS............11

                      SPECIAL CONSIDERATIONS..............................16

                      12b-1 Fee...........................................18

                      MANAGEMENT OF THE FUNDS.............................19

                      HOW TO PURCHASE SHARES..............................22

                      ALTERNATIVE PURCHASE PLANS..........................26

                      HOW TO EXCHANGE SHARES..............................30

                      HOW TO REDEEM SHARES................................32

                      HOW SHARES ARE VALUED...............................37

                      DIVIDENDS AND TAXES.................................38

                      THE TRUST...........................................40

                      PERFORMANCE INFORMATION.............................41

                         SUMMARY OF FEES AND EXPENSES

     The following summary is provided to assist you in understanding the various costs and expenses a shareholder in a Fund could bear directly and indirectly. Because Pauze U.S. Government Total Return Bond Fund ("Total Return Fund"), Pauze U.S. Government Intermediate Term Bond Fund ("Intermediate Term Fund") and Pauze U.S. Government Short Term Bond Fund ("Short-Term Fund") shares were not offered prior to August 1, 1996, annual operating expenses of said Funds are based on expenses for the period from August 1, 1996 through December 31, 1996. Shareholder transaction expenses for all Funds are expressed as a percentage of the public offering price, cost per transaction or as otherwise noted.

                                                        Total Return Fund
                                                         Class     Class
                                                           B          C
            Shareholder Transaction Expenses
            Maximum Sales Load.......................     None       None
            Maximum Contingent deferred
             sales charge (as a percentage
             of original purchase price
             or redemption proceeds,
             as applicable)(1).......................    3.75%       None
            Account Closing Fee
             (does not apply to
             exchanges)..............................     $ 10       $ 10
             Exchange fee............................     None       None

            Annual Fund Operating Expenses
             (as a percentage of average net assets)(2)
              Management and Administrative Services (3)  .60%       .60%
              12b-1 Fees(4).........................     1.00%      1.00%
              Other Expenses, including
              Transfer Agency and
              Accounting Services Fees .............      .62%       .62%

             Total Fund Operating Expenses .........     2.22%      2.22%

                                                      Intermediate Term Fund
                                                          Class     Class
                                                            B         C

            Shareholder Transaction Expenses
             Maximum Sales Load(1)...................     None       None
             Maximum Contingent deferred
             sales charge (as a percentage
             of original purchase price
             or redemption proceeds,
             as applicable)(2)
             ........................................    3.75%       None
            Account Closing Fee
             (does not apply to
             exchanges)..............................     $ 10       $ 10
            Exchange fee.............................     None       None

            Annual Fund Operating Expenses
            Management and Administratives Services (3)   .50%       .50%
            12b-1 Fees (4)...........................    1.00%      1.00%
            Other Expenses, including
             Transfer Agency and
             Accounting Services Fees ...............    1.45%      1.45%

            Total Fund Operating Expenses ...........    2.95%      2.95%

                                                          Short-Term Fund
                                                          Class     Class
                                                            B         C
            Shareholder Transaction Expenses
            Maximum Sales Load(1)...................      None       None
            Maximum Contingent deferred
             sales charge (as a percentage
             of original purchase price
             or redemption proceeds,
             as applicable)(2).......................    3.75%       None
            Account Closing Fee (does not apply to
             exchanges).............................      $ 10       $ 10
            Exchange fee.............................     None       None

            Annual Fund Operating Expenses
            Management and Administrative Services .      .50%       .50%
            12b-1 Fees (4)..........................     1.00%      1.00%
            Other Expenses, including
             Transfer Agency and Accounting
              Services Fees ........................     2.00%      2.00%

            Total Fund Operating Expenses ..........     3.50%      3.50%


     A shareholder who requests delivery of redemption proceeds by wire will be subject to a $10 charge. International wires will be higher.


     Hypothetical Example of Effect on Fund Expenses

     You would pay the following expenses on a $1,000 investment, assuming 5% annual return and redemption at the end of each period:

                                     CLASS B

                                             Total     Intermediate   Short
                                            Return       Term         Term
                                             Fund        Fund         Fund

                      1 year.......         $ 66        $ 73         $ 78
                      3 years......           98         120          136
                      5 years......          129         154          189
                      10 years.....          213         269          373


                                     CLASS C

                                             Total     Intermediate   Short
                                            Return       Term         Term
                                             Fund        Fund         Fund

                      1 year.......         $ 33        $ 40         $ 45
                      3 years......           79         101          117
                      5 years......          129         165          192
                      10 years.....          265         337          387

     Included in these estimates is the account closing fee of $10 for each period. This is a flat charge which does not vary with the size of your investment. Accordingly, for investments larger than $1,000, your total expenses will be substantially lower in percentage terms than this illustration. The examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
________________________________________________________________________________



     (1) The maximum contingent deferred sales charge (CDSC) as set forth in the table applies to redemptions of shares within one year of purchase. The CDSC decreases over time, to zero, and the Class B shares become treated as no-load class shares. See "Alternative Purchase Plans."

     (2) Annual fund operating expenses are based on the Total Return Fund's historical expenses. Management fees are paid to Pauze, Swanson & Associates
Investment Advisors, Inc. d/b/a Pauze Swanson Capital Management Co. (the "Advisor") for managing the Fund's investments. Administrative services fees are paid to Declaration Service Company ("DSC" or "Administrator") for administering the affairs of the Trust. The Fund incurs other expenses for maintaining shareholder records, furnishing shareholder statements and reports, and for other services. Transfer agency and accounting services fees are also paid to DSC, and are not charged directly to individual shareholder accounts. The Transfer Agent charges the Fund $18.00 per shareholder account per year with a minimum monthly fee of $1,500 which increases to $2,000 over a two year period. The account closing fee and small account charge will be paid by the shareholder directly to the Transfer Agent which will, in turn, reduce its charges to the Fund by a like amount. Please refer to the section entitled "Management of the Fund" at page for further information.

     (3) The Management and Administrative Services Fees were increased, upon aproval of Shareholders, effective June 1, 1996, which fees are reflected in the Table.

     (4) Annual Rule 12b-1 fees for the respective classes of shares may not exceed the percentage set forth in the table under guidelines adopted by the National Association of Securities Dealers, Inc. Further, Rule 12b-1 fees applicable to Class B Share financing (0.75%), which are in addition to a 0.25% base, dropped to zero in relation to the applicability of the CDSC. See "Alternative Purchase Plans."

     The following per share data and ratios for a Class B share of beneficial interest and for a Class C share of beneficial interest outstanding throughout the period from August 1, 1996 (effective date of registration with the SEC) through December 31, 1996, have not been audited. The related financial statements are available upon request and have been included in the Statement of Additional Information ("SAI").

     Selected data for a capital share outstanding throughout the period starting with the commencement of operations through December 31, 1996, is as follows:

PAUZE FUNDS
FINANCIAL HIGHLIGHTS TABLE
DECEMBER 31, 1996
(UNAUDITED)
U.S. GOVERNMENT TOTAL RETURN BOND FUND
-------------------------------------------------------

                                             Class B
                                           ------------
                                           September 3,
                                               1996*
                                                to
                                           December 31,
                                               1996
                                           ------------
Net asset value, beginning of period ..      $ 10.00
                                             --------
Income from investment operations:
  Net investment income ...............         0.126
  Net realized and unrealized gain
    (loss) on investments .............         0.119
                                             --------
Total from investment operations ......         0.245
                                             --------
Less distributions to shareholders:
  Net investment income ...............        (0.125)
  Net realized gain on investments sold            --
                                             --------
Total distributions ...................        (0.125)
                                              -------
Net asset value, end of period ........      $ 10.12
                                             ========


Total investment return ...............         2.45%

Ratios/Supplemental Data:
  Net assets, end of period (000's)....      $ 1,129
  Ratio of expenses to average
    net assets ........................         2.22%**
  Ratio of net income to average
    net assets ........................         3.68%**
  Portfolio turnover rate .............       275.42%

------------
 *Date of commencement of operations.
**Ratios are annualized.

U.S. GOVERNMENT INTERMEDIATE TERM FUND
-------------------------------------------------------------

                                               Class B
                                           ------------------
                                           September 3, 1996*
                                                  to
                                           December 31, 1996
                                           ------------------
Net asset value, beginning of period ...        $  10.00
                                                ---------
Income from investment operations:
  Net investment income ................            0.079**
  Net realized and unrealized
    gain (loss) on investments .........            0.101
                                                ---------
Total from investment operations .......            0.18
                                                ---------
Less distributions to shareholders:
  Net investment income ................           (0.08)
  Net realized gain on investments sold.           (0.12)
                                                ---------
Total distributions ....................           (0.20)
                                                ---------
Net asset value, end of period .........        $   9.98
                                                =========

Total investment return ................            1.80%

Ratio/Supplemental Data:
  Net assets, end of period (000's).....        $  4,418
  Ratio of expenses to average
    net assets .........................            2.95%***
  Ratio of net income to average
   net assets ..........................            2.44%***
  Portfolio turnover rate ..............          333.59%

------------
  *Date of commencement of operations.
 **Net of expense reimbursements of $.001 per share for 1996.
***Ratios are annualized. The expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annualized expense ratio would have been 2.98%, and the net annualized investment income would have been 2.41% for 1996.

U.S. GOVERNMENT SHORT TERM FUND
------------------------------------------------------------------------------

                                             Class B              Class C
                                        ------------------   -----------------
                                        September 3, 1996*   November 7, 1996*
                                               to                   to
                                        December 31, 1996    December 31, 1996
                                        ------------------   -----------------
Net asset value, beginning of period ...     $  10.00             $  10.00
                                             --------             --------
Income from investment operations:
  Net investment income ................         0.065**              0.029**
  Net realized and unrealized gain
    (loss) on investments ..............         0.0529              (0.039)
                                             ----------           ---------
Total from investment operations .......         0.1179              (0.01)
                                             ----------           ---------
Less distributions to shareholders:
  Net investment income ................        (0.0645)             (0.03)
  Net realized gain on investments sold.        (0.0134)                --
                                             ----------           ---------
Total distributions ....................        (0.0779)             (0.03)
                                             ----------           ---------
Net asset value, end of period .........     $  10.04             $   9.96
                                             ========             ========
Total investment return ................         1.18%                (.10)%
Ratios/Supplemental Data:
  Net assets, end of period (000's) ....     $    684             $    479
  Ratio of expenses to average net
    assets .............................         3.50%***             3.50%***
  Ratio of net income to average
    net assets .........................         1.93%***             1.77%***
  Portfolio turnover rate ..............       417.74%              302.25%

------------
  *Date of commencement of operations.
 **Net of expense reimbursements of $0.06 and $0.03 per share for Class B and Class C for 1996, respectively.
***Ratios are annualized. The expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annualized expense ratio would have been 5.35% and 4.82% for Class B and Class C for 1996, respectively, and the net annualized investment income would have been .14% and .15% for Class B and Class C for 1996, respectively.

                      INVESTMENT OBJECTIVES AND CONSIDERATIONS

     Pauze Funds (the"Trust") offers investors three fixed income funds which seek to provide investors with a high total return (interest income plus or minus realized and unrealized capital appreciation and depreciation) consistent with preservation of capital and liquidity: the Pauze U.S. Government Total Return Bond Fund (the "Total Return Fund"); the Pauze U.S. Government Short Term Bond Fund (the "Short-Term Fund"); and the Pauze U.S. Government Intermediate Term Bond Fund (the "Intermediate Term Fund"). Each Fund is designed to satisfy different needs, with its own separate and distinct portfolio of U.S. Government and/or government agency securities within prescribed maturity ranges. There is no assurance that the Funds will be able to achieve their investment objectives.

                  Pauze U.S. Government Total Return Bond Fund

     The Total Return Fund's investment objective is to achieve a rate of total return (interest income plus or minus realized and unrealized capital appreciation and depreciation) above the rate of other funds by investing exclusively in securities backed by the full faith and credit of the United States Government.

     It is the investment policy of the Fund to invest exclusively in debt securities that are backed by the full faith and credit of the United States Government. Eligible securities may be issued by the United States Government or by an agency of the United States Government provided they are backed by the full faith and credit of the United States Government. The Fund may also invest in repurchase agreements collateralized by such securities. Eligible securities may be of varying maturities, based upon the investment adviser's perception of market conditions, with no stipulated average maturity or duration.

     The United States Government's guarantee of ultimate payment of principal and timely payment of interest of the United States Government securities owned by the Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.

                      Portfolio Securities


     United States Treasury securities are backed by the full faith and credit of the United States Government. These securities differ only in their interest rates, maturities, timing of interest payments, and times of issuance. Treasury bills have initial maturities of one year or less, do not make semi-annual interest payments, and are purchased or sold at a discount from their face value; Treasury notes have initial maturities of one to ten years and pay interest semiannually; and Treasury bonds generally have initial maturities of greater than ten years and pay interest semi-annually.

     Among the bonds that may be purchased are GNMA Certificates (popularly called "Ginnie Maes"). Ginnie Maes are backed by the full faith and credit of the United States Government. Ginnie Maes are mortgage-backed securities representing part ownership of a pool of mortgage loans which are insured by the Federal Housing Administration or Farmers' Home Administration or guaranteed by the Veterans' Administration. The Fund may invest in Ginnie Maes of the "fully modified pass-through" type which are guaranteed as to the timely payment of principal and interest by the Government National Mortgage Association, a United States Government corporation. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when a holder of the mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying securities vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid and may result in a loss. As a result of these principal payment features, mortgage-backed securities are generally more volatile investments than other United States Government securities.

     The Funds may also invest up to 5% of its assets in bonds that are "zero coupon" United States Government securities (which have been stripped of their unmatured interest coupons and receipts) or in certificates representing undivided interests in stripped United States Government securities and coupons. The Funds will only invest in "zeros" which are issued by the United States Treasury and not those issued by broker-dealers or banks. The Funds will not invest in Interest Only or Principal Only ("IOs" or "POs") mortgage-backed securities or derivative products. Zero coupon securities tend to be more sensitive to changes in interest rates than other types of United States Government securities. As a result, a rise or fall in interest rates will have a more significant impact on the market value of these securities. Although zero coupon securities pay no interest to holders prior to maturity, interest on these securities is accrued as income to the Funds and distributed to their shareholders. These distributions must be made from the Funds' cash assets, or, if necessary, from the proceeds of sales of portfolio securities.

                            Portfolio Management

     The investment adviser will seek above average total return by restructuring the average duration of the Fund's portfolio securities to take advantage of anticipated changes in interest rates. When the investment adviser believes that interest rates will fall, it will lengthen the average duration of the Fund's portfolio securities to earn greater capital appreciation. When the investment adviser believes that interest rates will rise, it will shorten the average duration of the Fund's portfolio securities to reduce capital depreciation and preserve capital.

     Duration is the weighted average life of a Fund's debt instruments measured on a present-value basis. It is generally superior to average weighted maturity as a measure of a Fund's potential volatility due to interest rate changes.

     Unlike a Fund's average weighted maturity, which takes into account only the stated maturity date of the Fund's debt instruments, duration represents a weighted average of both interest and principal payments, discounted by the current yield-to-maturity of the securities held. For example, a four year, zero-coupon bond, which pays interest only upon maturity (along with principal), has both a maturity and duration of 4 years. However, a four-year bond priced at par with an 8% coupon has a maturity of 4 years but a duration of 3.6 years (at an 8% yield), reflecting the bond's earlier payment of interest.

     In general, a bond with a longer duration will fluctuate more in price than a bond with a shorter duration. Also, for small changes in interest rates, duration serves to approximate the resulting change in a bond's price. For example, a 1% change in interest rates will cause roughly a 4% move in the price of a zero-coupon bond with a 4 year duration, while an 8% coupon bond (with a 3.6 year duration) will change by approximately 3.6%.

     The Fund's success at achieving its investment objective is dependent upon the investment adviser correctly forecasting future changes in interest rates. The investment adviser uses extensive fundamental and technical analysis to formulate interest rate forecasts. However, there is no assurance that the investment adviser will successfully forecast interest rates and, if its forecasts are wrong, the Fund may suffer a loss of principal or fail to fully participate in capital appreciation and the Fund may not have a yield as high as it might have otherwise.

Pauze U.S. Government Intermediate Term Bond Fund

     The Intermediate Term Fund has the same objectives and policies as set forth above except (i) that, in addition to restructuring the average duration of the Fund's portfolio, it will maintain an average weighted portfolio maturity between three and ten years; (ii) that it may invest in securities issued by U.S. Government agencies that are not backed by the full faith and credit of the U.S. Treasury; and (iii) that it may invest in financial futures and related options to hedge the portfolio assets in the Fund.

Pauze U.S. Government Short Term Bond Fund

     The Short-Term Fund has the same objectives and policies as set forth above except (i) that, in addition tp restructuring the average duration of the Fund's portfolio, it will maintain an average weighted portfolio maturity between one and three years; (ii) that it may invest in securities issued by U.S. Government agencies that are not backed by the full faith and credit of the U.S. Treasury; and (iii) that it may invest in financial futures and related options to hedge the portfolio assets in the Fund.

                       Futures Contracts and Options

     For purposes of investment the Short-Term Fund and the Intermediate Term Fund may invest in futures contracts and option contracts; provided, that not more than 2.5% of their assets are required as initial margin and premiums required to establish such positions. A Fund may also enter into futures contracts and options transactions only to the extent that obligations under such contracts or transactions represent not more than 100% of a Fund's assets.

     Futures contracts and options may be used for several reasons to hedge securities held to effectively reduce the average weighted maturity to maintain cash reserves while remaining fully invested; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than the underlying security or index. No Fund may use futures contracts or options transactions to leverage assets.

                      Futures Contracts and Options Pose Certain Risks

     The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the U.S. Government securities held by a Fund and the prices of futures contracts and options; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose price fluctuations are expected to resemble those of a Fund's underlying securities. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

                      Objective and Policy Not Fundamental

     Neither the investment objective nor the investment policy are fundamental policies of the Funds and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified in writing at least 30 days prior to any material change to either the Fund's investment objective or its investment policy.

                      Repurchase Agreements

     The Funds may invest a portion of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the Funds' custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, a fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements must be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters insolvency proceedings, the resulting delay in liquidation of securities serving as collateral could cause the fund some loss if the value of the securities declined prior to liquidation. To minimize the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which are considered creditworthy.

                      Lending of Portfolio Securities

     The Funds may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. The Funds will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash and United States Government securities) in an amount at least equal (on a daily mark-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Fund could experience delays and costs in recovering the securities loaned. A Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify a Fund against loss due to borrower default. A Fund may not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.

                      SPECIAL CONSIDERATIONS

                      Interest Rate Sensitivity

     The investment income of the Funds is based on the income earned on the securities it holds, less expenses incurred; thus, a Fund's investment income may be expected to fluctuate in response to changes in such expenses or income.

For example, the investment income of the Fund may be affected if it experiences a net inflow of new money that is then invested in securities whose yield is higher or lower than that earned on the then current investments.

     Generally, the value of the securities held by the Fund, and thus the net asset value ("NAV") of the Fund, will rise when interest rates decline. Conversely, when interest rates rise, the value of fixed income securities, and thus the NAV per share of the Fund, may be expected to decline. If the Advisor incorrectly forecasts interest rates, both the rate of return and the NAV of the Fund may be adversely affected. As an example, if the Advisor forecasts that interest rates are generally to go up, and accordingly shortens the maturities of the instruments within the Fund and interest rates in fact go down, then the interest income gained by the Fund will be less than if the Fund had not shortened its maturities. Additionally, any capital gain that might have been achieved because of the longer maturities would be less with the shorter maturities. Additionally, should the Advisor incorrectly forecast that interest rates are generally going down, lengthen its maturities of the instruments within the Fund and interest rates in fact go up, then the value of the longer maturities would decline more than those of the shorter maturities. Thus, the NAV would also decline more. There is no assurance that the Fund will be correct in its forecast of changes in interest rates nor that the strategies employed by the Fund to take advantage of changes in the interest rate environment will be successful in achieving its investment objectives.

                      Borrowing

     The Funds may borrow from a bank up to a limit of 5% of its total assets for temporary or emergency purposes; and, it may borrow up to 33 1/3% of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowings) when deemed desirable or appropriate to meet redemption requests. To the extent that a Fund borrows money prior to selling securities, the Fund may be leveraged; at such times, the Fund may appreciate or depreciate in value more rapidly than its benchmark index. The Funds will repay any money borrowed in excess of 5% of the value of its total assets prior to purchasing additional portfolio securities.

                      When-Issued and Delayed Delivery Securities

     The Funds may purchase debt obligations on a "when-issued" basis or may purchase or sell securities for delayed delivery. In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement period, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when a Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on a when-issued basis or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, a Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

                            12b-1 Fee

     A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for each Fund, with separate provisions for each class of shares. With respect to the shares offered by this prospectus, each plan provides that a Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% of the Fund's average net assets (1/12 of 0.25% monthly) to persons or institutions for performing certain servicing functions for Fund shareholders. These fees will be paid periodically and will generally be based on a percentage of the value of Fund shares held by the institution's clients. The distribution plans allow the Funds to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders. With respect to Class B shares and Class C shares the distribution plans allow the use of Fund assets allocable to those shares to be used to pay additional Rule 12b-1 fees of up to 0.75% of said assets (1/12 of 0.75% monthly) to cover fees paid to broker-dealers for sales and promotional services. See

"Alternative Purchase Plans" at page and "12b-1 Plan of Distribution" in the Statement of Additional Information.

                      MANAGEMENT OF THE FUNDS

                      Trustees

     The business and affairs of the Funds are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

                      The Investment Advisor

     Pauze, Swanson & Associates Investment Advisors Inc. d/b/a Pauze Swanson Capital Management Co. (the "Advisor"), 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014, under an investment advisory agreement with the Trust dated November 1, 1993, furnishes investment advisory and management services to the Funds. The Advisor is a Texas corporation which was registered with the Securities and Exchange Commission as an investment adviser in December 1993. Mr. Philip C. Pauze, the Funds' portfolio manager, owns and controls the Advisor. He has managed the Total Return Fund since commencement of operations in January 1994. Mr. Pauze has specialized in managing portfolios of United States Government securities for trusts, small institutions, and retirement plans since 1985. Mr. Pauze assisted the California Funeral Directors Association in establishing the California Master Trust (the "CMT") and has been its financial consultant since inception. CMT's investment performance has been highly rated by independent evaluators. In addition to the CMT, Mr. Pauze serves as the financial consultant to the government bond portfolio of the Pennsylvania Funeral Trust, to the American Funeral Trust, a nationwide funeral trust, and to the California and Pennsylvania Funeral Directors Association's Retirement Plans.

     The Advisor furnishes an investment program for the Funds, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Funds.

     The Advisory Agreement with the Trust provides for the Funds to pay the Advisor an annual management fee equal to a percentage of the Fund's average net assets (1/12 of the applicable percentage monthly) as follows: Total Return Fund 0.60% on the first $100 million, 0.50% on the next $150 million, 0.45% on the next $ 250 million and 0.40% on net assets in excess of $500 million; Intermediate Term Fund, 0.50%; and Short-Term Fund, 0.50%. Prior to June 1,1996 the management fee payable to the Advisor for the Total Return Fund was as follows: 0.40% on the first $50 million and 0.24% on net assets in excess of $50 million.

                      The Administrator

     Declaration Service Company, ("DSC" or "Administrator") P.O. Box 844, Conshohocken, PA 19428-0844 under an Administration Agreement with the Trust dated February 13, 1996, generally administers the affairs of the Trust. Terence
P. Smith, President of DSC, has been a Trustee of the Trust since February 13, 1996.

     Under the Administration Agreement, the Administrator, subject to the overall supervision and review of the Board of Trustees of the Trust, supervises parties (other than the Advisor) providing services to the Trust, provides the Trust with office space, facilities and business equipment, and provides the services of executive and clerical personnel for administering the affairs of the Trust.

     The   Administration   Agreement   provides   for  the  Trust  to  pay  the
Administrator an annual fee of $24,000 for the first class of shares, per portfolio; $16,000 for the second class of shares, per portfolio; and, $12,000 for each additional class, per portfolio.

     DSC also provides transfer agency, dividend disbursing and accounting services to the Funds for which it receives separate compensation.

     The Transfer Agency and Shareholder Services Agreement with the Trust provides for the Trust to pay DSC an annual fee of $18.00 per account, with a minimum annual fee of $18,000 for the first year, $21,000 for the second year and $24,000 thereafter. Prior to February 13, 1996, the Transfer Agency Agreement between USSI and the Trust provided for the Trust to pay USSI an annual fee of $25.00 per account with a minimum annual fee of $30,000; and, in connection with obtaining/providing administrative services to the beneficial owners of Trust shares through broker-dealers which provide such services and maintain an omnibus account with USSI, the Trust paid to USSI a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the Trust held in accounts at the broker-dealer, which payment would not exceed $2.08 multiplied by the average daily number of accounts holding Trust shares at the broker-dealer.

     These fees cover the usual transfer agency functions. In addition, the Funds bear certain other transfer agent expenses such as the costs of record retention and postage, plus the telephone and line charges (including the toll-free 800 service) used by shareholders to contact the transfer agent. Transfer agent fees and expenses, including reimbursed expenses, are reduced by the amount of small account charges and account closing fees the transfer agent is paid.

     DSC performs bookkeeping and accounting services, and determines the daily net asset value for the funds. The Accounting Services Agreement with the Trust provides for the Trust to pay DSC an annual fee of $22,000 for the first class of shares, per portfolio; $15,000 for the second class of shares, per portfolio; and $10,000 for each additional class of shares, per portfolio.

     On February 13, 1996, pursuant to the Fund's Distribution Plan, the Trust entered into a Distribution Agreement with Declaration Distributors, Inc. ("DDI"), an affiliate of DSC, pursuant to which DDI has agreed to act as the Trust's agent in connection with the distribution of Fund shares - - including acting as agent in states where designated agents are required, reviewing and filing all advertising and promotional materials and monitoring and reporting to the Board of Trustees on Trust distribution plans. For such services, DDI will be paid a fixed annual fee of $20,000 and will be reimbursed for expenses incurred on behalf of the Trust. The Advisor is committed to pay all sums, if any, that exceed the amount allowed under the Fund's 12b-1 Plan.

     The Trust pays all other expenses for its operations and activities. As the Trust adds other series in the future, then the Fund will pay its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any shareholder servicing agents, custodian fees, legal and auditors' expenses, brokerage commissions for portfolio transactions, the advisory fee, extraordinary expenses, expenses of shareholder and trustee meetings, expenses for preparing, printing and mailing proxy statements, reports and other communications to shareholders, and expenses of registering and qualifying shares for sale, among others.

                       HOW TO PURCHASE SHARES

     This prospectus covers shares of the Funds offered subject to a contingent deferred sales charge (Class B) and subject to an ongoing trail commission (Class C).

     The minimum initial investment is $1,000. The minimum subsequent investment is $50. The minimum initial investment for persons enrolled in an automatic investment plan is $100 and the minimum subsequent investment pursuant to such a plan is $30 per month per account.

     Shares of the Funds are offered continuously through the Trust's principal underwriter, Declaration Distributors, Inc. (the "Distributor") and through other participating broker-dealers or banks that have dealer agreements with the Distributor. The participating broker-dealers receive commissions consisting of that portion of the sales load remaining after the dealer concession is paid to the representative. Such broker-dealers may be deemed to be underwriters pursuant to the Securities Act of 1933.

     Shares of the Trust may be purchased through a registered representative of a participating dealer or a participating bank ("Representative") by placing an order for Fund shares with your Representative, completing and signing the Account Application found in the back of this prospectus, and mailing it, along with your payment.

     Shares of the Funds may be purchased at a price equal to their net asset value per share next determined after receipt of an order. When you place an order for a Fund's shares, you must specify which class of shares you wish to purchase. See "Alternative Purchase Plans."

     All purchase orders received by the Distributor prior to the close of regular trading on the Exchange -- generally 4:00 p.m., Eastern time -- will be executed at that day's offering price. All purchase orders accepted after the offering price is determined will be executed at the offering price determined as of the close of regular trading on the Exchange on the next trading day.

                      You may also invest in the following ways:

     By Mail: Send your  application  and check or money order,  made payable to
the  Fund,  to  Declaration  Service  Company,   P.O.  Box  844,   Conshohocken,
Pennsylvania 19428-0844.

     When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above. Third party checks will not be accepted; and the Trust reserves the right to refuse to accept second party checks.

     By telephone: Once your account is open, you may make investments by telephone by calling 1-800-327-7170. The maximum telephone purchase is ten times the value of the shares owned, calculated at the last available net asset value.

Payment for shares purchased by telephone is due within three business days after the date of the transaction. Investments by telephone are not available in any Fund retirement account administered by the Administrator or its agents.

     By wire:  You may make your initial or subsequent  investments  in Funds by
wiring  funds.   To  do  so,  call  the  Investor   Information   Department  at
1-800-327-7170 for a confirmation number and wiring instructions.

     To assure proper receipt, please be sure your bank included the Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Registration Form and mail it to the "New Account" address above after completing your wire arrangement. Note: Federal Funds wire purchase orders will be accepted only when the Fund and Custodian Bank are open for business.

     Funds must be credited to the Fund's account by 11:00 a.m. (Eastern time) in order to be applied to purchase shares on that day. There are no wire fees charged by the Trust for purchases of $1,000 or more. A $10 wire fee will be charged by the Trust on wire purchases of less than $1,000. Your bank may charge wire fees for this service.

     By Automatic Investment Plan: Once your account is open, you may make investments automatically by completing the automatic investment plan form authorizing Pauze Funds to draw on your bank account regularly by check for as little as $30 a month beginning within thirty (30) days after the account is opened. You should inquire at your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment any time by written instruction received by Pauze Funds at least five business days before the change is to become effective.

                      Additional Information About Purchases

     All purchases of shares are subject to acceptance by the Trust and are not binding until accepted. Pauze Funds reserves the right to reject any application or investment. Orders become effective as of 4:00 p.m., Eastern time, Monday through Friday, exclusive of business holidays.

     Information on shares of the Funds offered on a different basis is available from the Trust upon written request at the address set forth below or by calling 1-800-327-7170.

     Fees and charges associated with purchasing shares of the Funds are set forth in the Trust's prospectuses. However, investors may purchase and sell shares through registered broker-dealers who may charge additional fees for their services.

     If your telephone order to purchase shares is cancelled due to nonpayment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Trust by reason of such cancellation.

     If checks are returned unpaid due to nonsufficient funds, stop payment or other reasons, the Trust will charge $20 and you will be responsible for any loss incurred by the Trust with respect to cancelling the purchase. To recover any such loss or charge, the Trust reserves the right, without further notice, to redeem shares already owned by any purchaser whose order is cancelled and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

     Investments paid for by checks drawn on foreign banks may be deferred until such checks have cleared the normal collection process. In such instances, any amounts charged to the Trust for collection procedures will be deducted from the amount invested.

     If the Trust incurs a charge for locating a shareholder without a current address, such charge will be passed through to the shareholder.

                      Tax Identification Number

     The Trust is required by Federal law to withhold and remit to the United States Treasury a portion of the dividends, capital gains distributions and proceeds of redemptions paid to any shareholder who fails to furnish the Trust with a correct taxpayer identification number, who underreports dividend or interest income or who fails to provide certification of tax identification number. In order to avoid this withholding requirement, you must certify on your application, or on a separate W-9 Form supplied by the Transfer Agent, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

     Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In addition, the Fund assesses a $50 administrative fee if the taxpayer identification number is not provided by year end.

                      Certificates

     When you open your account, Pauze Funds will send you a confirmation statement, which will be your evidence that you have opened an account with Pauze Funds. The confirmation statement is non-negotiable, so if it is lost or destroyed, you will not be required to buy a lost instrument bond or be subject to other expense or trouble, as you would with a negotiable stock certificate. Pauze Funds has determined that it will not issue negotiable stock certificates.

                       ALTERNATIVE PURCHASE PLANS

     The Trust offers two purchase plans by this prospectus.

     The first plan offers Class B shares with a contingent deferred sales charge ("CDSC"). Under this plan all of the purchase payment for Class B shares is immediately invested in the Fund. The Advisor pays the participating broker-dealer's fee or commission of 3.75% and is reimbursed by the Fund over time by charging an additional Rule 12b-1 fee of .75% to the Class B shares. In order to assure that the Advisor is reimbursed for funding the broker-dealer's fee, redemption of Class B shares are subject to a declining CDSC as follows:

          year 1      3.75%
          year 2      3.75%
          year 3      3.25%
          year 4      2.75%
          year 5      2.25%
          year 6      1.75%
          year 7      1.25%
          Thereafter   -0-

     NOTES: B Shares convert to No Load Shares when CDSC expires; and any B Shares purchased with reinvested dividends will also convert at the time of the CDSC expiration. Each investment would be considered a new investment.

     A CDSC is imposed on Class B shares if, within the time frames set forth, you redeem an amount that causes the current value of your account to fall below the total dollar amount of Class B shares purchased subject to the CDSC. The CDSC will not be imposed on the redemption of Class B shares acquired as dividends or other distributions, or on any increase in the net asset value of the redeemed Class B shares above the original purchase price. Thus, the CDSC will be imposed on the lower of net asset value or purchase price. Redemptions will be processed in a manner intended to minimize the amount of redemption that will be subject to the CDSC. When calculating the CDSC, it will be assumed that the redemption is made first of Class B shares acquired as dividends, second of shares that have been held for over the prescribed time and finally of shares held for less than the prescribed time. When the CDSC fees become zero, the Class B shares are treated as no-load shares and are not subject to additional Rule 12b-1 fees other than the base fee of 0.25%.

     The second plan offers Class C shares where all of the purchase payment for Class C shares is immediately invested in the Fund. To compensate the broker-dealer for its sales and promotional efforts, plus its continuing service to the Fund's shareholder the Fund pays the broker-dealer a continuing annual fee of 0.75% (a distribution fee) of Fund assets attributable to Class C shares; and, if the Broker/ Dealer provides additional Shareholder services, it may receive a servicing fee of up to 0.25% of fund assets attributed to Class C Shares. These Fees are paid pursuant to the Fund's Rule 12b-1 Plan.

     The alternative purchase plans offered by the Trust enable you to choose the class of shares that you believe will be most beneficial given the amount of your intended purchase, the length of time you expect to hold the shares and other circumstances. You should consider whether, during the anticipated length of your intended investment in the Trust, the accumulated continuing distribution and services fees on Class C shares would exceed the accumulated Rule 12b-1 fees plus the CDSC on B shares purchased at the same time. Representatives may receive different compensation for sales of Class A and B shares than sales of Class C shares.

     Class B shares are subject to lower Rule 12b-1 fees after they convert to No Load Shares and, accordingly, are expected to receive correspondingly higher dividends on a per share basis. You may wish to purchase Class B shares if you expect to hold your shares for an extended period of time because, depending on the number of years you hold the investment, the continuing distribution and services fees on Class C shares eventually would exceed the initial sales load plus the continuing services fee on Class B shares during the life of your investment.

                            HOW TO EXCHANGE SHARES

     You have the privilege of exchanging some or all of your shares for shares of the same class of any other of the Pauze Funds which are properly registered for sale in your state. An exchange involves the simultaneous redemption (sale) of shares of one fund and purchase of shares of another fund at the respective closing net asset value and is a taxable transaction.

     By telephone: You will automatically have the privilege to direct Pauze Funds to exchange your shares by calling toll free 1- 800-327-7170. In connection with such exchanges, neither the Fund nor the Transfer Agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, as a result of this policy, will bear the risk of loss. The Fund and/or its Transfer Agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmation, and tape recording conversations); and if the Fund and/or its Transfer Agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

     By mail: You may direct Pauze Funds in writing to exchange your shares. The request must be signed exactly as the name appears on the registration. (Before writing, read "Additional Information About Exchanges.")

                      Additional Information about Exchanges

     (1) All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Fund whose shares are being acquired.

     (2) There is no charge for exchanges. However, the Trust reserves the right to impose a $5 charge, which would be paid to the Transfer Agent, for each exchange transaction out of any fund account, to cover administrative costs associated with handling these exchanges

     (3) As with any other redemption, the Fund reserves the right to hold redemption proceeds for up to seven days. In such event, the purchase side of the exchange transaction will also be delayed. You will be notified immediately if a Fund is exercising said right.

     (4) Shares may not be exchanged unless you have furnished Pauze Funds with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number. (See "Tax Identification Number" page ____. )

     (5) The exchange privilege may be modified or terminated at any time. The exchange fee and other terms of the privilege are subject to change.

                             HOW TO REDEEM SHARES

     You may redeem any or all of your shares at will. The Trust redeems shares at the net asset value next determined after it has received and accepted a redemption request in proper order. Redemption requests must be received prior to the time the next determined net asset value per share is computed -- generally 4:00 p.m. Eastern time, Monday through Friday, to be effective that day.

     By mail: Your written request for redemption in proper form to Declaration Service Company, P.O. Box 844, Conshohocken, Pennsylvania 19428-0844. For express or registered mail, send your request to Declaration Service Company, Suite 6160, 555 North Lane, Conshohocken, Pennsylvania 19428. To be in "proper order" requires delivery to the Transfer Agent of:

     (1) a written request for redemption signed by each registered owner exactly as the shares are registered, the account number and the number of shares or the dollar amount to be redeemed;

     (2) signature  guarantees when required (see "Signature  Guarantee" page );
and

     (3) such additional documents as are customarily required to evidence the authority of persons effecting redemptions on behalf of corporations, executors, trustees and other fiduciaries. Redemptions will not become effective until all documents in the form required have been received by the Transfer Agent. (Before writing, read "Additional Information About Redemptions.")

     By telephone: Redemptions may be made by telephone, provided you have completed the Telephone Redemption Authorization section of the purchase application. Upon proper authority and instruction, redemptions will be wired (for a separate bank wire charge) to the bank account identified on the account registration or, for amounts of $15,000 or less, redemptions will be mailed to the address on the account registration. In connection with telephone redemptions, neither the Fund nor the Transfer Agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The Fund and/or its Transfer Agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmations, and tape recording conversations); and if the Fund or its Transfer Agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

                      Special Redemption Arrangements

     Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Trust at 1-800-327-7170.

                      Signature Guarantee

     Redemptions in excess of $15,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at 1-800-327-7170 to determine whether the entity that will guarantee the signature is an eligible guarantor.

                      Redemption proceeds may be sent to you:

     By mail: If your redemption check is mailed, it is usually mailed within 48 hours of receipt of the redemption request; however, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared. You may avoid this requirement by investing by bank wire (Federal funds). Redemption checks may be delayed if you have changed your address in the last 30 days. Please notify the Fund promptly in writing of any change of address.

     By wire: You may authorize the Trust to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption or have completed the banking information portion of the Telephone Redemption Authorization on the purchase application. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Trust reserves the right to hold redemptions for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the purchase check has cleared, which may take up to seven days. There is a $10 charge to cover the wire, which is deducted from redemption proceeds.

                      Additional Information About Redemptions

     (1) Redemptions of Class B shares of the Funds may be subject to a CDSC if the shares are redeemed within the holding period prescribed in the applicable Distribution Plan. See "Alternative Purchase Plans" at page ____ for the applicable holding period.

     (2) The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

     (3) A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and must state a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

     (4) The Trust has the authority to redeem existing accounts and to refuse a potential account the privilege of having an account in the Trust if the Trust reasonably determines that the failure to so redeem, or to so prohibit, would have a material adverse consequence to the Trust and its shareholders.

     (5) Excessive short-term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Trust has reserved the right to refuse investments from shareholders who engage in short-term trading.

                      Account Closing Fee

     In order to reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be directed to them by mail or wire. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The account closing fee does not apply to exchanges between the Funds.

     The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the Transfer Agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. When a shareholder closes an account, the Fund must continue to carry the account on its books, maintain the account records and complete year-end tax reporting. With no assets, the account cannot pay its own expenses and imposes an unfair burden on remaining shareholders.

                      Small Accounts

     Fund accounts which fall, for any reason other than market fluctuations, below $1,000 at any time during a month will be subject to a small account charge of $5 for that month which is deducted the next business day. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the cost of maintaining shareholder accounts more equitably among shareholders.

     Active automatic investment plan, UGMA/UTMA, and retirement plan accounts administered by the Administrator or its agents or its affiliates will not be subject to the small account charge.

     In order to reduce expenses of a Fund, the Trust may redeem all of the shares in any shareholder account, other than an active automatic investment plan, UGMA/UTMA and retirement plan accounts, if, for a period of more than three months, the account has a net value of $500 or less and the reduction in value is not due to market action. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice. No account closing fee will be charged to investors whose accounts are closed under the mandatory redemption provision.

                      Confirmation Statements

     Shareholders normally will receive a yearly confirmation statement and after each transaction showing the activity in the account. However, when account activity is produced solely from dividend reinvestment, confirmation statements will be mailed only on a monthly basis.

                      Other Services

     The Trust has available a number of plans and services to meet the special needs of certain investors. Plans available include, but are not limited to:

    (1) payroll deduction plans, including military allotments;

    (2) custodial accounts for minors;

    (3) a flexible, systematic withdrawal plan; and

    (4) various retirement plans such as IRA, 403(b)(7), 401(k) and employer-adopted defined benefit and defined contribution plans.

     There is an annual charge for each retirement plan fund account with respect to which a service provider acts as custodian. If this charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

     Application forms and brochures describing these plans and services can be obtained from the Transfer Agent by calling 1-800-327-7170.

                      Shareholder Services

     DSC acts as transfer and dividend paying agent for all Fund accounts. Simply write or call the Investor Information Department at 1-800-327-7170 for prompt service on any questions about your account.

                             HOW SHARES ARE VALUED

     Shares of a Fund are purchased or redeemed on a continuing basis at their next determined net asset value per share. The net asset value per share of each class of a Fund is calculated separately by DSC. Net asset value per share is determined and orders become effective as of 4:00 p.m., Eastern time, Monday
through  Friday,   exclusive  of  business  holidays  on  which  the  NYSE  are closed, by dividing the aggregate fair value of the class of share's proportionate share of a Fund's assets, less the class of share's proportional share of common expenses of the Fund and the separate Rule 12b-1 fees and other expenses specifically allocable to the class of shares , by the total number of shares outstanding. In the event that the NYSE and other financial markets close earlier, as on the eve of a holiday, the net asset value per share will be determined earlier in the day at the close of trading on the NYSE.

     The value of the Fund's assets is determined in accordance with certain procedures and policies established by the Board of Trustees. All securities (except securities with less than 60 days to maturity and repurchase agreements) held by the Fund are valued based on an independent pricing service; and, in the event such service is not available, at the mean between the most recent bid and ask prices as obtained from one or more dealers that make markets in the securities. Short-term investments with maturities of 60 days or less at the time of purchase ordinarily are valued on the basis of the amortized cost. This involves valuing an instrument at its cost initially and, thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If the Advisor determines that amortized cost does not reflect fair value of a security, the Board may select an alternative method of valuing the security.

                             DIVIDENDS AND TAXES

     The Trust/each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By complying with the applicable provisions of the Code, the Fund will not be subject to Federal income tax on its net investment income and capital gain net income that are distributed to shareholders.

     Dividends and capital gains will be calculated and distributed in the same manner for all classes of shares of the Funds. The per share amount of any income dividends will generally differ only to the extent that each class is subject to different Rule 12b-1 fees.

     All income dividends and capital gains distributions are normally reinvested, without charge, in additional full and fractional no-load shares of the Fund. Alternatively, investors may choose: (1) automatic reinvestment of capital gains distributions in Fund shares and payment of income dividends in cash; (2) payment of capital gains distributions in Fund shares and automatic reinvestment of dividends in Fund shares; or (3) all income dividend and capital gains distributions paid in cash. The share price of the reinvestment will be the net asset value of the Fund shares computed at the close of business on the date the dividend or distribution is paid. Dividend checks returned to the Fund as being undeliverable and dividend checks not cashed after 180 days will automatically be reinvested at the price of the Fund on the day returned or on the 181st day, and the distribution option will be changed to "reinvest."

     At the time of purchase, the share price of the Fund may reflect undistributed net investment income, capital gains or unrealized appreciation of securities. Any dividend or capital gains distribution paid to a shareholder shortly after a purchase of shares will reduce the per share net asset value by the amount of the distribution. Although in effect a return of capital to the shareholder, these capital gains distributions are fully taxable.

     The Fund is subject to a non-deductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gains net of capital losses. The Fund intends to make such distributions as may be necessary to avoid this excise tax.

     Dividends consisting of substantially all of the net income are declared and paid monthly. Investors may request automatic redemption of dividend income at each month or quarter end.

     Dividends from taxable net investment income and distributions of net short-term capital gains paid by the Fund are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. None of the dividends paid by the Fund are expected to qualify for the 70% dividends received deduction available to corporations. Distributions of net capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, regardless of the length of time the investor has held his shares.

     Under Federal law, the income derived from obligations issued by the United States Government and certain of its agencies and instrumentalities is exempt from state income taxes. All states that tax personal income permit mutual funds to pass through this tax exemption to shareholders provided applicable diversification/threshold limits and reporting requirements are satisfied.

     Each January, the Fund will report to its shareholders as to the Federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year.

     In connection with the conversion of B Shares to No Load Shares when the CDSC expires, the Fund believes the conversion is tax-exempt. Shareholders may wish to consult with their own tax advisors. If in the future the Fund believes the conversion may be taxable, it will advise the Shareholders accordingly.

     The foregoing discussion relates only to generally applicable Federal income tax provisions in effect as of the date of this Prospectus. Shareholders should consult their tax advisers about the status of distributions from the Fund in their own states and localities. To assist in this regard, each January the Fund will provide shareholders with a breakdown of Fund assets and income for the year.

                                   THE TRUST

     The Pauze Funds (the "Trust") is an open-end management investment company, which may consist of numerous separate, diversified portfolios each of which has its own investment objectives and policies.

     The Trust was formed October 15, 1993, as a "business trust" under the laws of the Commonwealth of Massachusetts. It is a "series" company which is authorized to issue series of shares without par value, each series representing interests in a separate portfolio, or to divide the shares of any series into classes. Shares of three series have been authorized; and, each series is authorized to issue four classes of shares. The Board of Trustees of the Trust has the power to create additional series, or divide existing series into two or more classes, at any time, without a vote of shareholders of the Trust.

     Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required; however, the Trustees may call meetings to take action on matters which require shareholder vote and other matters which Trustees determine shareholder vote is necessary or desirable.

     Shareholders elect the Trustees of the Trust. Subject to Section 16(a) of the 1940 Act, the Trustees may elect their own successors and may appoint
Trustees to fill vacancies, including vacancies caused by an increase in the number of Trustees by action of the Board of Trustees.

     Whether appointed or elected, a Trustee serves as Trustee of the Trust for a period of six years. Notwithstanding the foregoing, the Trustees' terms are staggered so that the terms of at least 25% of the Board of Trustees will expire every three years. A Trustee whose term is expiring may be re-elected.

     On any matter submitted to shareholders, shares of the portfolio entitle their holder to one vote per share, irrespective of the relative net asset values of each portfolio's shares. On matters affecting an individual portfolio, a separate vote of shareholders of the portfolio is required. On matters affecting an individual class of shares, a separate vote of shareholders of the class is required. The portfolio's shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights, and are fully transferable, with no conversion rights.

                            PERFORMANCE INFORMATION

     From time to time, in advertisements or in reports to shareholders or prospective shareholders, the Fund may compare its performance, either in terms of its yield, total return or its yield and total return, to that of other mutual funds with similar investment objectives and to stock or other indices. For example, the Fund may compare its performance to rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), a widely recognized independent service which monitors the performance of mutual funds, to Morningstar's Mutual Fund

Values, to Moody's Bond Survey Bond Index, or to the Consumer Price Index. Performance information and rankings as reported in Changing Times, Business Week, Institutional Investor, the Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money Magazine, Forbes, Fortune and Barrons magazine may also be used in comparing performance of the Fund. Performance comparisons shall not be considered as representative of the future performance of the Fund.

     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return for differing periods computed in the same manner but without annualizing the total return.

     The Fund's "yield" refers to the income generated by an investment in the Fund over a 30-day (or one month) period (which period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of such month. This income is then "annualized." That is, the amount of income generated by the investment during that 30-day period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment.

     For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio and all recurring charges are recognized.

     The standard total return and yield results may not take into account the additional Rule 12b-1 fees for Class B and Class C shares. The performance of said shares will be lower than that of other classes of shares. Similarly, the results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees such as a fee for exchanges. Further, the results may not take into account the CDSC for the Class B shares. These fees have the effect of reducing the actual return realized by shareholders.

                                   PAUZE FUNDS

                  PAUZE U.S. GOVERNMENT TOTAL RETURN BOND FUND
                  PAUZE U.S. GOVERNMENT INTERMEDIATE TERM BOND
                                      FUND
                   PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND
                     14340 Torrey Chase Boulevard, Suite 170
                              Houston, Texas 77014

                               INVESTMENT ADVISOR
                      Pauze Swanson Capital Management Co.
                     14340 Torrey Chase Boulevard, Suite 170
                              Houston, Texas 77014

                         ADMINISTRATOR & TRANSFER AGENT
                           Declaration Service Company
                                  P.O. Box 844
                           Conshohocken, PA 19428-0844

                                   DISTRIBUTOR
                         Declaration Distributors, Inc.
                                  P.O. Box 844
                             Conshohocken, PA 19428

                                    CUSTODIAN
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                           30 South Seventeenth Street
                             Philadelphia, PA 19103


                       Be Sure to Retain This Prospectus.
                        It Contains Valuable Information.

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

       Included herein is the Statement of Additional Information for the
                  Pauze U.S. Government Total Return Bond Fund
                Pauze U.S. Government Intermediate Term Bond Fund
                   Pauze U.S. Government Short Term Bond Fund

                       STATEMENT OF ADDITIONAL INFORMATION


                                   PAUZE FUNDS


                  PAUZE U. S. GOVERNMENT TOTAL RETURN BOND FUND
                              ("TOTAL RETURN FUND")

                PAUZE U.S. GOVERNMENT INTERMEDIATE TERM  BOND FUND
                           ("INTERMEDIATE TERM FUND")

                   PAUZE U.S. GOVERNMENT SHORT-TERM  BOND FUND
                               ("SHORT-TERM FUND")

                           (COLLECTIVELY THE "FUNDS")


     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' prospectus dated February 3, 1997 (the "prospectus") which may be obtained from Declaration Service Company ("DSC" or the "Administrator"), P.O. Box 844, Conshohocken, Pennsylvania 19428-0844.

     The date of this Statement of Additional Information is February 3, 1997.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


GENERAL INFORMATION.......................................................... 4

INVESTMENT OBJECTIVES AND POLICIES........................................... 5
         Investment Restrictions............................................. 5

PORTFOLIO TURNOVER........................................................... 9

PORTFOLIO TRANSACTIONS....................................................... 9

MANAGEMENT OF THE FUND.......................................................10

PRINCIPAL HOLDERS OF SECURITIES..............................................11

INVESTMENT ADVISORY SERVICES.................................................12

ADMINISTRATOR SERVICES.......................................................12

TRANSFER AGENCY AND OTHER SERVICES...........................................13

12b-1 PLAN OF DISTRIBUTION...................................................13

ADDITIONAL INFORMATION ON REDEMPTIONS........................................15
         Suspension of Redemption Privileges.................................15

CALCULATION OF PERFORMANCE DATA..............................................15

TAX STATUS...................................................................16

CUSTODIAN....................................................................18

INDEPENDENT ACCOUNTANTS......................................................18

FINANCIAL STATEMENTS.........................................................18

                               GENERAL INFORMATION

  Pauze Funds (the "Trust") is an open-end management investment company and is a voluntary association of the type known as a "business trust" organized under the laws of the Commonwealth of Massachusetts. There are three series within the Trust, each of which represents a separate diversified portfolio of securities (collectively referred to herein as the "Portfolios" or "Funds" and individually as a "Portfolio" or "Fund").

  The assets received by the Trust from the issue or sale of shares of each Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Portfolio. They constitute the underlying assets of the Portfolio, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the Portfolio. In the event additional portfolios are created, any general expenses of the Trust, not readily identifiable as belonging to the Portfolio, shall be allocated by or under the direction of the Board of Trustees (the "Trustees") in such manner as the Trustees determine to be fair and equitable.

  Shares represent a proportionate interest in the Portfolio. Shares of each Portfolio have been divided into classes with respect to which the Trustees have adopted allocation plans regarding expenses specifically attributable to a particular class of shares. Subject to such an allocation, all shares are entitled to such dividends and distributions, out of the income belonging to the Portfolio, as are declared by the Trustees. Upon liquidation of the Trust, shareholders of the Portfolio are entitled to share pro rata, adjusted for expenses attributable to a particular class of shares, in the net assets belonging to the Portfolio available for distribution.

  As more fully described under "The Trust" in the prospectus under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required; however, the Trustees may call meetings to take action on matters which require shareholder vote and other matters which Trustees determine shareholder vote is necessary or desirable. Whether appointed by prior Trustees or elected by shareholders, an "Independent" Trustee serves as Trustee of the Trust for a period of six years. However, the Trustees' terms are staggered so that the terms of at least 25% of the Board of Trustees will expire every three years. Trustees who are not "interested persons" will stand for election in 1996. A Trustee whose term is expiring may be re-elected. Thus, shareholder meetings will ordinarily be held only once every three years unless otherwise required by the Investment Company Act of 1940 (the "1940 Act").

  On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares).

  Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

  Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

  Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

  The following information supplements the discussion of the Funds' investment objectives and policies in the Funds' Prospectus.

Investment Restrictions

  A Fund will not change any of the following investment restrictions, without, in either case, the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of (1) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy, or
(2) more than 50% of the Fund's outstanding shares.

  The Funds may not:

  ( 1)   Issue senior securities.
  ( 2) Borrow money, except that the Fund may borrow not in excess of 33 1/3% of the total assets of the Fund from banks as a temporary measure for extraordinary purposes.
  ( 3)   Underwrite the securities of other issuers.
  ( 4) Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities or companies which invest in real estate).
  ( 5) Engage in the purchase or sale of commodities or commodity contracts; except that each of the Intermediate Term Fund and the Short Term Fund may invest in bond futures contracts and options on bond futures contracts for bona fide hedging purposes.
  ( 6) Lend its assets,except that purchases of debt securities in furtherance of the Fund's investment objectives will not constitute lending of assets and except that the Fund may lend portfolio securities with an aggregate market value of not more than one-third of the Fund's total net assets.(Accounts receivable for shares purchased by telephone shall not be deemed loans.)
  ( 7) Purchase any security on margin , except that it may obtain such short-term credits as are necessary for clearance of securities transactions. This restriction does not apply to bona fide hedging activity in the Intermediate Term Fund and Short Term Fund utilizing financial futures and related options.
  ( 8)   Make short sales.
  ( 9) Invest more than 25% of its total assets in securities of companies principally engaged in any one industry, except that this restriction does not apply to debt obligations of the United States Government which are protected by the full faith and credit of the United States Government.
  (10) (a) Invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (b) acquire more than 10% of the voting securities of any one issuer.

The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.

  The Fund may not:

  (11)   Invest in warrants to purchase common stock.
  (12)   Invest in companies for the purpose of exercising control or management
  (13) Hypothecate, pledge, or mortgage any of its assets, except to secure loans as a temporary measure for extraordinary purposes and except as may be required to collateralize letters of credit to secure state surety bonds.
  (14) Participate on a joint or joint and several basis in any trading account.
  (15)   Invest in any foreign securities.
  (16)   Invest more than 15% of its total net assets in illiquid securities.
  (17)   Invest in oil, gas or other mineral leases.

     (18) In connection with bona fide hedging activities, invest more than 2.5% of their assets as initial margin deposits or premiums for futures contracts and provided that said Funds may enter into futures contracts and option transactions only to the extent that obligations under such contracts or transactions represent not more than 100% of a Fund's assets.

  If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

  The following discussion of the investment objectives, policies and risks associated with the Fund supplements the discussion in the prospectus.

                INTERMEDIATE TERM FUND AND SHORT TERM FUND USE OF
               FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  Futures contracts and options may be used for several reasons: to hedge securities held to effectively reduce the average weighted maturity; to maintain cash reserves while remaining fully invested; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than the underlying security or index. No Fund may use futures contracts or options transactions to leverage assets.

  The Intermediate Term and Short Term Funds may purchase or sell options on individual securities, and may enter into trading in options on futures contracts, may purchase put or call options on futures contracts, and may sell such options in closing transactions.

  An option will not be purchased for a Fund if, as a result, the aggregate initial margins and the premiums paid for all options and futures contracts that a Fund owns would exceed 2.5% of its net assets at the time of such purchase.

  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government Agency.

  Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

  Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

  After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, then to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

  Traders in futures contracts may be broadly classified as either "hedgers" or "speculators". Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts only for bona fide hedging purposes.

  Regulations of the CFTC, as applicable to a Fund, require that all of its futures transactions constitute bona fide hedging transactions. A Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, it is expected that approximately 75% of its futures contract purchases will be "completed", that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

  Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs usually are lower than transaction costs incurred in the purchase and sale of the underlying securities.

Restrictions on the Use of Futures Contracts

  A Fund will not enter into futures contract transaction to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts and premiums paid for all options and futures contracts exceed 2.5% of its net assets at the time of the transaction. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 100% of the Fund's total assets.

Risk Factors in Futures Transactions

  Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge it.

  A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of the Fund are engaged in only for hedging purposes, Pauze Swanson Capital Management Co., the Funds' Investment Advisor, does not believe that the Funds are subject to the risks of loss frequently associated with leveraged futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

  Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

  Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

Federal Tax Treatment of Futures Contracts

  Except for transactions a Fund has identified as hedging transactions, the Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts held as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

  In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or other income derived with respect to the Fund's business of investment in securities or currencies. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income, provided, however, that for purposes of the 30% test, the Internal Revenue Code of 1986, as amended, provides that losses on securities underlying an option or a futures contract may be offset against any gains realized on the disposition of the option or futures contract. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. It is anticipated that unrealized gains on futures contracts which have been open for less than three months as of the end of a Fund's fiscal year and which are recognized for tax purposes will not be considered gains on sales of securities held less than three months for the purpose of the 30% test.

  The Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

Segregated Assets and Covered Positions

     When purchasing futures contracts, selling an uncovered call option, or purchasing securities on a when-issued or delayed delivery basis, the Funds will restrict cash, which may be invested in repurchase obligations or liquid securities. When purchasing a stock index futures contract, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the market value of the futures contract and not less than the market price at which the futures contract was established. When selling an uncovered call option, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the value of securities underlying the call option and not less than the strike price of the call option. When purchasing securities on a when-issued or delayed delivery basis, the amount of restricted cash or liquid securities will be at least equal to the Fund's when-issued or delayed delivery commitments.

  The restricted cash or liquid securities will either be identified as being restricted in the Fund's accounting records or physically segregated in a separate account at the Trust's custodian. For the purpose of determining the adequacy of the liquid securities which have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by a Fund.

  Fund assets need not be segregated if the Fund "covers" the futures contract or call option sold. For example, the Fund could cover a futures or forward contract which it has sold short by owning the securities or currency underlying the contract. The Fund may also cover this position by holding a call option permitting the Fund to purchase the same futures or forward contract at a price no higher than the price at which the sell position was established.

  A Fund could cover a call option which it has sold by holding the same security underlying the call option. A Fund may also cover by holding a separate call option of the same security or stock index with a strike price no higher than the strike price of the call option sold by the Fund. The Fund could cover a call option which it has sold on a futures contract by entering into a long position in the same futures contract at a price no higher than the strike price of the call option or by owning the securities or currency underlying the futures contract. The Fund could also cover a call option which it has sold by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

                               PORTFOLIO TURNOVER

     Pauze Funds' Investment Advisor buys and sells securities for the Fund to accomplish its investment objectives. The Funds' investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. The Funds' investments may also be traded to take advantage of perceived short-term disparities in market values or yields among securities of comparable quality and maturity.

     A change in the securities held by a Fund is known as "portfolio turnover." For the period from July 1, 1995 through April 30, 1995, and for the fiscal year ended April 30, 1996, the Total Return Fund's portfolio turnover ratio was 168.90% and 228.03% respectively. It is anticipated that portfolio turnover for the Intermediate Term Fund and the Short Term Fund will be comparable. High portfolio turnover in any given year indicates a substantial amount of short-term trading, which will result in payment by the Fund from capital of above-average amounts of markups to dealers and could result in the payment by shareholders of above-average amounts of taxes on realized investment gain. Any short-term gain realized on securities will be taxed to shareholders as ordinary income. See "Tax Status."

                             PORTFOLIO TRANSACTIONS

  Applicable law requires that the Advisor, in executing portfolio transactions and selecting brokers or dealers, seek the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security and the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis). When transactions are executed in the over-the-counter market, it is intended generally to seek first to deal with the primary market makers. However, the services of brokers will be utilized if it is anticipated that the best overall terms can thereby be obtained. Purchases of newly issued securities for the Fund usually are placed with those dealers from which it appears that the best price or execution will be obtained. Those dealers may be acting as either agents or principals.

  As all portfolio securities transactions were executed with principals, the Fund paid no brokerage fees for the period from May 1, 1995 through April 30, 1996.

                             MANAGEMENT OF THE FUND

  The Trustees and Officers of the Trust, and their principal occupations during the past five years are set forth below, along with their business address, Suite 6160, 555 North Lane, Conshohocken, Pennsylvania 19428.


Name and Address            Trust position           Principal Occupation
----------------            --------------           --------------------
Philip C. Pauze **           President and        President of Pauze,  Swanson &
14340 Torrey Chase Blvd        Trustee            Associates          Investment
Suite 170                                         Advisors,  Inc.,  d/b/a  Pauze
Houston, Texas 77014                              Swanson   Capital   Management
                                                  Co., an asset  management firm
                                                  specializing  in management of
                                                  fixed income  portfolios since
                                                  April 1993. Owner of Philip C.
                                                  Pauze    &    Associates,    a
                                                  management   consulting   firm
                                                  since   April    1993.    Vice
                                                  President/          Registered
                                                  Representative  with  Shearson
                                                  Lehman  Brothers  from 1988 to
                                                  1993.  Financial Consultant to
                                                  California  Master Trust since
                                                  1986.  Financial consultant to
                                                  the  American   Funeral  Trust
                                                  (Series) since 1993.


Terence P. Smith**           Secretary and        President and Chief  Operating
Suite 6160, 555 North Lane    Trustee             Officer  of the  companies  of
Conshohocken, PA 19428                            the     Declaration      Group
                                                  (including Declaration Service
                                                  Company,  which  provides  the
                                                  Trust's    transfer    agency,
                                                  accounting and  administrative
                                                  services    and    Declaration
                                                  Distributors,      Inc.,     a
                                                  registered      broker-dealer,
                                                  which  provides   distribution
                                                  service  to the  Trust)  since
                                                  1988.                     Vice
                                                  President-Operations        of
                                                  Declaration   Holdings,   Inc.
                                                  from    September    1987   to
                                                  September 1988. Executive Vice
                                                  President of Review Management
                                                  (an  investment   manager  and
                                                  distributor)   from   1984  to
                                                  1987.  CPA,  served on tax and
                                                  audit  staff  of Peat  Marwick
                                                  Main & Co., Philadelphia, from
                                                  1981 to 1984.


** This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.

Paul Hilbert                 Trustee              Attorney with the firm of Paul
2301 FM 1960 West                                 J.   Hilbert   &   Associates.
Houston, TX  77068                                Legislator,   Texas  House  of
                                                  Representatives   since  1982:
                                                  House     Ways    and    Means
                                                  Committee,               House
                                                  Appropriations      Committee,
                                                  House  Committee  on  Business
                                                  and  Commerce.   Affiliate  of
                                                  First  American  Title,  Title
                                                  USA   and    Stewart    Title.
                                                  Economic           development
                                                  consultant to Houston Lighting
                                                  and  Power.  Associate  of the
                                                  business  consulting  firm  of
                                                  Louie   Welch  &   Associates.
                                                  Board  of   Directors  of  the
                                                  Houston  Northwest  Chamber of
                                                  Commerce.


Gordon Anderson              Trustee              Superintendent   of   Schools,
1806 Elk River Rd.                                Spring    Independent   School
Houston, Texas 77090                              District, Houston, Texas since
                                                  May   1,   1981.    Board   of
                                                  Directors,  Houston  Northwest
                                                  Chamber of Commerce.


Wayne F. Collins             Trustee              Retired.  From  September 1991
32 Autumn Crescent                                to  February   1994  was  Vice
The Woodlands, TX 77381                           President     of     Worldwide
                                                  Business   Planning   of   the
                                                  Compaq  Computer  Corporation.
                                                  Served     Compaq     Computer
                                                  Corporation  as Vice President
                                                  of Materials  Operations  from
                                                  September  1988  to  September
                                                  1991;      Vice     President,
                                                  Materials and  Resources  from
                                                  April 1985 to September  1991;
                                                  Vice   President,    Corporate
                                                  Resources  from  June  1983 to
                                                  September 1988.


Robert J. Pierce             Trustee              President,    Richard   Pierce
1660 Silverado Trail                              Funeral  Service.   President
Napa, CA 94559                                    Funeral    Directors   Service
                                                  Corp.


Paul L. Giorgio              Chief Accounting     Chief Financial Officer of the
Suite 6160, 555 North Lane   Officer, Treasurer   companies  of the  Declaration
Conshohocken, PA 19428                            Group  (including  DSC)  since
                                                  1994.  CPA, served on staff of
                                                  Sanville & Company,  Abington,
                                                  PA from 1986 to 1993.


                         PRINCIPAL HOLDERS OF SECURITIES

  Other  than  indicated  below,  as  of  January  29,  1997,  the  Officers and
Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Pauze Funds. The Trust is aware of the following persons who owned of record, or beneficially, more than 5% of the outstanding shares of the Pauze Funds at January 29, 1997:


                            Name & Address                              Type of
Class                         of Owner                   % Owned       Ownership
-----                       --------------               -------       ---------

                  Pauze U.S. Government Total Return Fund
                  ---------------------------------------

No Load           Donaldson Lufkin Jenrette                 6%           Record
                  SEC Corp.
                  Pershing Division
                  Jersey City, NJ 07303

No Load           Mechanics Bank of Richmond, TTEE         81%           Record
                  FBO California Master Trust
                  Richmond, CA 94806

Class B           Unit & Co., US Nat'l Bank of Oregon      62%           Record
                  FBO Perl Siskiyou Funeral Homes
                  Portland, OR 97208

Class B           WestAmerica Bank                          7%           Record
                  Hadley Funeral Chapels
                  Fairfield, CA 94585

Class B           WestAmerica Bank                         18%           Record
                  Kapin/San Fernando Mortuary
                  Fairfield, CA 94585

Class B           WestAmerica Bank                          6%           Record
                  Whitehurst Stephens & Bears
                  Fairfield, CA 94585


                  Pauze U.S. Government Intermediate Term Bond Fund
                  -------------------------------------------------

No Load           Donaldson Lufkin Jenrette                 9%           Record
                  SEC Corp.
                  Pershing Division
                  Jersey City, NJ 07303

No Load           Saxon & Co.                              27%           Record
                  FBO PA Funeral
                  Philadelphia, PA 19182

No Load           Liberty Bank & Trust Co.                 63%           Record
                  Agent for Cooper Funeral Homes
                  Tulsa, OK 74102

Class B           WestAmerica Bank                          6%           Record
                  Hadley Funeral Chapels
                  Fairfield, CA 94585

Class B           WestAmerica Bank                         15%           Record
                  Kapin/San Fernando Mortuary
                  Fairfield, CA 94585

Class B           Unit & Co., US Nat'l Bank of Oregon      69%           Record
                  FBO Perl Siskiyou Funeral Homes
                  Portland, OR 97208


                  Pauze U.S. Government Short Term Bond Fund
                  ------------------------------------------

No Load           Donaldson Lufkin Jenrette                 9%           Record
                  SEC Corp.
                  Pershing Division
                  Jersey City, NJ 07303

No Load           Mercantile Bank, TTEE FBO                36%           Record
                  American Funeral Trust/Iowa
                  St. Louis, MO 63166

No Load           Tulsa & Co., FBO Pinnacle Mgt.           25%           Record
                  American Funeral Plan/TX
                  Tulsa, OK 74101

No Load           Liberty Bank & Trust Co.                 26%           Record
                  Agent for Cooper Funeral Homes
                  Tulsa, OK 74102

Class B           Unit & Co., US Nat'l Bk. of Oregon      100%           Record
                  FBO Perl Siskiyou Funeral Homes
                  Portland, OR 97208

Class C           WestAmerica Bank                          8%           Record
                  Whitehurst Sullivan
                  Fairfield, CA 94585

Class C           WestAmerica Bank                          9%           Record
                  Whitehurst Loyd
                  Fairfield, CA 94585

Class C           WestAmerica Bank                         19%           Record
                  Hadley Funeral Chapels
                  Fairfield, CA 94585

Class C           WestAmerica Bank                         49%           Record
                  Whitehurst Sullivan
                  Fairfield, CA 94585

Class C           WestAmerica Bank                          7%           Record
                  Whitehurst Stephens & Bean
                  Fairfield, CA 94585

                          INVESTMENT ADVISORY SERVICES

  Pauze, Swanson & Associates Investment Advisors, Inc., dba Pauze Swanson Capital Management Co., an investment management firm (the "Advisor"), pursuant to an Advisory Agreement provides investment advisory and management services to the Trust. It will compensate all personnel, officers and trustees of the Trust if such persons are employees of the Advisor or its affiliates. The Trust pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes.

  The Advisory Agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") and by vote of a majority of the outstanding voting securities of the Total Return Fund in December 1995. The terms of the votes approving the Advisory Agreement provide that it will continue until October 17, 1996, and from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940 [the "Act"]) or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned. The Advisory Agreement was approved with respect to the Intermediate Term Fund and the Short Term Fund during March 1996.

  For the periods from January 10, 1994 (initial public offering) through June 30, 1994, July 1, 1994 through April 30, 1995, and May 1, 1995 through April 30, 1996 the Trust paid the Advisor fees (net of expenses paid by the Advisor or fee waivers) of $0.00, $37,029 and $238,478 respectively.

     For a more complete description, see "Management of the Funds" in the prospectus.

                             ADMINISTRATOR SERVICES

  Declaration Service Company ("DSC" or "Administrator") provides day-to-day administrative services to the Trust. As described in the Fund's Prospectus, the Administrator will provide the Trust with office space, facilities and simple business equipment, and will generally administer the Trust's business affairs and provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers and Trustees of the Trust if such persons are employees of the Administrator or its affiliates. The Trust pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes.

  The Board of Trustees of the Trust (including a majority of the "disinterested Trustees") approved the Administration Agreement, dated February 13, 1996 with DSC. The terms of the Administration Agreement provide that it will continue initially for two years, and from year to year thereafter as long as it is approved at least annually (i) by a vote of a majority of the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the Administration Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement may be terminated on 90 days' written notice by either party prior to commencement of a renewal date and will terminate automatically if it is assigned. For the period from February 13 to April 30, 1996 the Trust paid DSC administrative fees of $5,103.

  Prior to February 13, 1996, administrative services were provided by United Services Advisors Inc. ("USAI"). For the periods from January 10, 1994 (initial public offering) through June 30, 1994, and from July 1, 1994 through April 30, 1995, the Trust paid USAI administrative fees of $0.00 and $15,400, respectively, net of expenses paid by USAI or fee waivers.

  For a more complete description, see "Management" in the prospectus.

  The Trust shall pay all other expenses for its operations and activities. As additional Portfolios are added in the future, each Portfolio of the Trust will pay its allocable portion of the expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditors' expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the administrative fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, expenses for preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Advisor and Administrator, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specifically enumerated.

                       TRANSFER AGENCY AND OTHER SERVICES

     In addition to the services performed for the Trust under the Administration Agreement, the Administrator provides transfer agent and dividend disbursement agent services pursuant to the Transfer Agency and Shareholder Services Agreement as described in the Fund's prospectus under "Management of the Fund -- The Administrator." In addition, bookkeeping and accounting services are also provided. The Board of Trustees approved the Transfer Agency and Accounting Services Agreement, effective February 13, 1996, with the same duration and termination provisions as the Administration Agreement.For the period from February 13 to April 30,1996 the Trust paid DSC Transfer agent fee of $ 3,828 and accounting fees of $ 4,678.

  Prior to February 13, 1996, the transfer agency and accounting services were provided by United Shareholder Services Inc. ("USSI"), as subsidiary of USAI. For the periods from January 10, 1994 (initial public offering) through June 30, 1994, and from July 1, 1994 through April 30, 1995, the Trust paid USSI transfer agent fees of $0.00 and $26,349, respectively, and bookkeeping and accounting fees of $0.00 and $31,250, respectively, net of expenses paid by USSI or fee waivers.

                           12b-1 PLAN OF DISTRIBUTION

  As described under "12b-1 Fee" in the Funds' prospectuses, in March 1996 the Trustees approved adoption and/or continuation of Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plans"). The Distribution Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which includes the cost of: printing and distribution of prospectuses and promotional materials; making slides and charts for presentations; assisting shareholders and prospective investors in understanding and dealing with the Fund; and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

     Each Fund's Distribution Plan(s) provides for a "Base Amount for all Classes of Shares" reciting that Fund assets may be utilized to pay for or reimburse expenditures in connection with personal and administrative services provided to prospective and exiting Fund shareholders, provided the total amount expended pursuant to this Plan does not exceed 0.25% of net assets on an annual basis. Subject to the 0.25% limit the Rule 12b-1 Plans also provide expenditures may be made for sales and promotional services on No Load Shares.

  Each Fund's Distribution Plan(s) also provides for an "Additional Amount for Class B shares" reciting that Fund assets attributable to Class B Shares in specific shareholder accounts will be utilized, to the extent not covered by the Contingent Deferred Sales Charge ("CDSC"), to cover fees paid to broker-dealers for sales and promotional services related to distribution of said shares as follows:

     The following Table applies to the Short Term Fund, the Intermediate Term Fund, and the Total Return Fund.

           Gross Commission              3.75%
           Annual Rule 12b-1 Fee         0.75%
           (paid for 7 years)

Contingent Deferred Sale Charge by Year:

           year 1         3.75%
           year 2         3.75%
           year 3         3.25%
           year 4         2.75%
           year 5         2.25%
           year 6         1.75%
           year 7         1.25%
           Thereafter      -0-


NOTES:

B Shares convert to No Load Shares when CDSC expires. Each Investment would be considered a new investment.

  Each Fund's Distribution Plan(s) also provides for an "Additional Amount for Class C Shares" reciting that Fund assets attributable to Class C Shares in specific shareholder accounts will be utilized to pay ongoing annual fees to broker-dealers for sales and promotional services related to distribution of said shares in the amount of 0.75% of average Fund assets.

     Expenses which the Fund incurs pursuant to the Distribution Plans are reviewed quarterly by the Board of Trustees. On an annual basis the Distribution Plans are reviewed by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Distribution Plans ("Qualified Trustees"). In their review of the Distribution Plans, the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and in light of their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act, there is a reasonable likelihood that a Distribution Plan will benefit the Fund and its shareholders. A Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees, or by vote of a majority of the outstanding voting securities of the Fund.

     On February 13, 1996, in light of and subject to the Distribution Plan, the Trust entered into a Distribution Agreement with Declaration Distributors, Inc. ("DDI"), an affiliate of DSC as described in the Fund's prospectus under "Management of the Fund--The Administrator". Terence P. Smith, a Trustee of the Trust, is the President and Chief Executive Officer of DDI. The terms of the Distribution Agreement provide that it will continue for an initial period of two years and from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned. For the period from February 13 to April 30, 1996 the Trust paid DDI $4,253 pursuant to the Distribution Agreement.

  Except for Mr. Smith,   the Trust is unaware of any Trustee or any  interested
person of a Fund who has a direct or indirect financial interest in the operations of the Distribution Plans.

  The Trust expects that the Distribution Plans will be used to pay a "service fee" to persons who provide personal services to prospective and existing Fund shareholders and to compensate broker-dealers for sales and promotional services. Shareholders of the Funds will benefit from these services and the Trust expects to benefit from economies of scale as more shareholders are attracted to the Fund.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

  Suspension of Redemption Privileges: the Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period (1) when the bond markets are closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"), (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Trust to dispose of securities owned by it or not reasonably practicable to fairly determine the value of its assets, or (3) as the SEC may otherwise permit.

                         CALCULATION OF PERFORMANCE DATA

Total Return

  A Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                 P(1 + T)n = ERV

Where:   P        =        a hypothetical initial payment of $1,000
         T        =        average annual total return
         n        =        number of years (exponential number)
         ERV      =        ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of the 1, 5 or 10 year periods at the end of the year or period;

  The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

  The total return for the Total Return Fund for the Fiscal year ended April 30, 1996 was 8.08%.

Yield

  A Fund may also advertise performance in terms of a 30 day yield quotation. The 30 day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

                          YIELD = 2 [ (A - B + 1)6 - 1]
                                       -----
                                        CD

Where:  A        =        dividends and interest earned during the period
        B        =        expenses accrued for the period (net of reimbursement)
        C        =        the average daily number of shares outstanding during
                          the period that were entitled to receive dividends
        D        =        the maximum offering price per share on the last day
                          of the period

The Total Return Fund's 30-day yield for the 30 days ending April 30, 1996 was 4.46%.

                          Nonstandardized Total Return

  A Fund may provide the above described standard total return results for a period which ends as of not earlier than the most recent calendar quarter end and which begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under "Total Return" except that no annualization is made.

                                   TAX STATUS

Taxation of the Funds -- In General

  As stated in its prospectus, each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

  To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the "30% test"), and (c) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

  The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its net capital gains for the twelve-month period ending on October 31 of the calendar year and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Funds intend to make such distributions as are necessary to avoid imposition of this excise tax.

Taxation of the Funds' Investments

  For federal income tax purposes, debt securities purchased by the Funds may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as earned by the Fund, whether or not any income is actually received, and therefore, is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon will result in original issue discount.

  Debt securities may be purchased by a Fund at a discount which exceeds the original issue price plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest income for purposes of the 90% test to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis.

  A Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred to purchase or carry any debt security having market discount unless the Fund makes the election to include market discount currently. Because a Fund must take into account the original issue discount for purposes of satisfying various requirements for qualifying as a regulated investment company under Subchapter M of the Code, it will be more difficult for the Fund to make the distributions to maintain such status and to avoid the 4% excise tax described above. To the extent that a Fund holds zero-coupon or deferred interest bonds in its portfolio or bonds paying interest in the form of additional debt obligations, the Fund would recognize income currently even though the Fund received no cash payment of interest, and would need to raise cash to satisfy the obligations to distribute such income to shareholders from sales of portfolio securities.

  A Fund may purchase debt securities at a premium (i.e., at a purchase price in excess of face amount). The premium may be amortized if the Fund so elects. The amortized premium on taxable securities is allowed as a deduction, and, for securities issued after September 27, 1985, must be amortized under an economic accrual method.

  All Shareholders will be notified annually regarding the tax status of distributions received from a Fund.

Taxation of the Shareholder

  Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a Fund pays the dividends during the following January. Since none of the net investment income of the Fund is expected to arise from dividends on domestic common or preferred stock, none of the Funds' distributions will qualify for the 70% corporate dividends-received deduction.

  Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares just prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

  A shareholder of a Fund should be aware that a redemption of shares (including any exchange into another Portfolio) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long term capital gain recognized.

Other Tax Considerations

  Distributions to shareholders may be subject to additional state, local and non-U.S. taxes, depending on each shareholder's particular tax situation. Shareholders subject to tax in certain states may be exempt from state income tax on distributions made by the Fund to the extent such distributions are derived from interest on direct obligations of the United States Government. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in shares of a Fund.

                                CUSTODIAN

     Bankers Trust Company, New York, New York has acted as custodian for the Fund. Star Bank NA, Cincinnati, Ohio has agreed to act as custodian for the Fund. It is anticipated Fund assets will be transferred to Star Bank NA during August 1996.

                         INDEPENDENT ACCOUNTANTS

  Price Waterhouse LLP, 30 South Seventeenth Street, Philadelphia, PA 19103 are the independent accountants for the Trust.

                           FINANCIAL STATEMENTS

The Trust was established on October 15, 1993 and commenced offering shares of the Total Return Fund in January 1994. The financial statements for the fiscal year ended April 30, 1996 are hereby incorporated by reference from the Annual Report to Shareholders of that date which has been delivered with this Statement of Additional Information [unless previously provided, in which event the Trust will promptly provide another copy, free of charge, upon request to: Declaration Service Company, P.O. Box 844, Conshohocken, Pennsylvania 19428-0844, 1-800-327-7170].

  In addition, the Trust commenced offering Class B and C shares of the Total Return Fund and No-load, Class B and Class C shares of the Intermediate Term Fund and Short Term Fund in August 1996. The unaudited financial statements for the new series and classes of shares for the period from August 1, 1996 through December 31, 1996 follow herein.

PAUZE FUNDS
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996
(UNAUDITED)
------------------------------------------------------------------------------

                                                       Face
                                                      Amount          Value
                                                      ------          -----
PAUZE U.S. GOVERNMENT TOTAL RETURN BOND FUND
United States Government Obligations (96.70%):
  United States Treasury Note, 2/15/06, 9.375% .... 22,000,000     $26,475,636
  United States Treasury Bonds:
    due 2/15/16, 9.25% ............................ 30,000,000      38,071,890
    due 11/15/26, 6.50% ...........................  5,000,000       4,907,815
                                                                   -----------
                                                                    42,979,705
                                                                   -----------

      Total investments (96.70%) (cost $69,132,977)                $69,455,341
                                                                   ===========

PAUZE U.S. GOVERNMENT INTERMEDIATE TERM BOND FUND
United States Government Obligations (97.48%):
  United States Treasury Note, 10/15/06, 6.50% ....  4,425,000     $ 4,451,276
                                                                   -----------
      Total investments (97.48%) (cost $4,492,029)                 $ 4,451,276
                                                                   ===========

PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND
United States Government Obligations (94.00%):
  United States Treasury Note, 11/15/99, 5.875% ...  1,230,000     $ 1,225,389
                                                                   -----------
      Total investments (94.00%) (cost $1,228,753).                $ 1,225,389
                                                                   ===========


   The accompanying notes are an integral part of these financial statements.

PAUZE FUNDS
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
(UNAUDITED)
------------------------------------------------------------------------------
                                                           U.S.
                                              U.S.      Government     U.S.
                                           Government  Intermediate Government
                                          Total Return     Term     Short Term
                                            Bond Fund    Bond Fund   Bond Fund
                                          ------------ ------------ ----------
Assets:
 Investment in securities, at current
  market value (cost $69,132,977,
  $4,492,029 and $1,228,753, respectively) $69,455,341  $4,451,276  $1,225,389
                                           -----------  ----------  ----------
    Total investments ....................  69,455,341   4,451,276   1,225,389
 Cash                                          805,748      77,201      71,302
 Receivables:
  Interest ...............................   1,869,404      61,634       9,382
  Unamortized organization costs .........       4,473       6,926       6,926
 Other assets ............................      89,218           0       2,478
                                           -----------  ----------  ----------
    Total assets .........................  72,224,184   4,597,037   1,315,477

Liabilities:
 Payables:
  Accounts payable and accrued expenses...      55,702      17,266       8,797
  Due to advisor .........................      37,087       1,957         551
  Dividends payable ......................     304,015      11,588       2,470
                                           -----------  ----------  ----------
    Total liabilities ....................     396,804      30,811      11,818
                                           -----------  ----------  ----------
    Net assets ........................... $71,827,380  $4,566,226  $1,303,659
                                           ===========  ==========  ==========

Net assets:
 Paid-in-capital .........................  73,189,249   4,590,699   1,302,633
 Undistributed net investment income .....     (23,238)       (428)        (13)
 Accumulated undistributed net realized
  gain (loss) from investments ...........  (1,660,995)     16,708       4,403
 Net unrealized appreciation
  (depreciation) on investments ..........     322,364     (40,753)     (3,364)
                                           -----------  ----------  ----------
 Net assets applicable to outstanding
  capital shares ......................... $71,827,380  $4,566,226  $1,303,659
                                           ===========  ==========  ==========

No load class:
Net assets ............................... $70,698,421  $  148,135  $  139,899
                                           -----------  ----------  ----------
Shares outstanding .......................   7,516,706      14,900      13,935
                                           -----------  ----------  ----------
Net asset value and offering price
 per share ...............................      $ 9.41      $ 9.94      $10.04
                                                ======      ======      ======

Class B:
Net assets ............................... $ 1,128,959  $4,418,091  $  684,279
                                           -----------  ----------  ----------
Shares outstanding .......................     111,555     442,662      68,186
                                           -----------  ----------  ----------
Net asset value and offering price
 per share ...............................      $10.12      $ 9.98      $10.04
                                                ======      ======      ======

Class C:
Net assets ...............................                          $  479,481
                                                                    ----------
Shares outstanding .......................                              48,117
                                                                    ----------
Net asset value and offering price
 per share ...............................                              $ 9.96
                                                                        ======

   The accompanying notes are an integral part of these financial statements.

PAUZE FUNDS
STATEMENT OF OPERATIONS
FOR THE EIGHT MONTH PERIOD ENDED DECEMBER 31, 1996
(UNAUDITED)
------------------------------------------------------------------------------
                                                           U.S.
                                              U.S.      Government     U.S.
                                           Government  Intermediate Government
                                          Total Return     Term     Short Term
                                            Bond Fund    Bond Fund   Bond Fund
                                          ------------ ------------ ----------

Net investment income:
  Interest income .......................  $ 2,924,766  $   62,464  $   18,258
                                           -----------  ----------  ----------
Expenses:
  Investment advisory fees ..............      271,609       5,515       1,624
  Administrative fees ...................       65,240       2,715         779
  Distribution fees -- No load class ....      118,093          62          75
  Distribution fees -- Class B ..........        3,367      10,782       2,236
  Distribution fees -- Class C ..........          -0-         -0-         713
  Accounting service fees ...............       39,679       1,961         562
  Transfer agent fees ...................        9,692         188         224
  Registration fees .....................       19,978       5,128       5,128
  Custodian fees ........................        5,887         322          93
  Legal fees ............................       32,329         607         174
  Audit fees ............................       12,724       5,124       5,046
  Trustees' fees and expenses ...........       34,950         892         256
  Amortization of organization expense ..        1,796         491         491
  Insurance expense .....................        6,502         153          44
  Miscellaneous .........................        5,501         323          93
                                           -----------  ----------  ----------
    Total expenses ......................      627,347      34,263      17,538
    Expense reimbursement by advisor ....           --        (309)     (5,932)
                                           -----------  ----------  ----------
    Net investment income ...............    2,297,419      28,510       6,652
                                           -----------  ----------  ----------
Net realized and unrealized gain
 from investments:
  Net realized gain on investments sold..   (1,705,680)     45,114       5,377
  Net change in unrealized appreciation
   (depreciation) of investments ........      793,219     (40,753)     (3,364)
                                           -----------  ----------  ----------
  Net realized and unrealized gain
   (loss) on investments ................     (912,461)      4,361       2,013
                                           -----------  ----------  ----------
Net increase in net assets resulting
 from operations ........................  $ 1,384,958  $   32,871  $    8,665
                                           ===========  ==========  ==========

 The accompanying notes are an integral part of these financial statements.

PAUZE FUNDS
STATEMENT OF CHANGES IN NET ASSETS
DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------
                                             For the eight         For the
                                              months ended        year ended            For the five months
                                              December 31,         April 30,          ended December 31, 1996
                                                 1996                1996                   (Unaudited)
                                              (Unaudited)                            U.S.
                                                 U.S.                U.S.         Government            U.S.
                                              Government          Government     Intermediate        Government
                                             Total Return        Total Return        Term            Short Term
                                               Bond Fund           Bond Fund      Bond Fund          Bond Fund
                                             ------------        ------------    ------------        ----------
From operations:
  Net investment income ....................  $ 2,297,419       $   3,069,006    $    28,510         $    6,652
  Net realized gain (loss) from investments.   (1,705,680)                 --         45,114              5,377
  Net change in unrealized appreciation
   (depreciation) of investments............      793,219            (138,497)       (40,753)            (3,364)
                                              -----------       -------------    -----------         ----------
    Net increase in net assets resulting
     from operations .......................    1,384,958           3,849,791         32,871              8,665
                                              -----------       -------------    -----------         ----------
Distributions to shareholders:
  Distributions from net investment income:
    No load class ..........................   (2,351,733)         (3,024,980)          (883)              (825)
    Class B ................................      (12,485)                 --        (28,054)            (4,398)
    Class C ................................           --                  --             --             (1,443)
  Distributions from net realized gain on
   investments sold:
    No load class ..........................           --          (1,055,847)          (491)               (60)
    Class B ................................           --                  --        (27,916)              (914)
                                              -----------       -------------    -----------         ----------
    Total distributions to shareholders ....   (2,364,218)         (4,080,827)       (57,344)            (7,640)
                                              -----------       -------------    -----------         ----------
From capital share transactions:
  Net proceeds from sale of shares .........    3,047,453         393,939,313      4,589,434          1,402,524
  Net asset value of shares issued
   to shareholders in reinvestment of
   distributions ...........................    1,829,914           3,669,620          4,416                892
                                              -----------       -------------    -----------         ----------
                                                4,877,367         397,608,933      4,593,850          1,403,416
  Cost of shares redeemed ..................   (3,364,630)       (358,078,410)        (3,151)          (100,782)
                                              -----------       -------------    -----------         ----------
  Increase in net assets derived from
   capital shares transactions .............    1,512,737          39,530,523      4,590,699          1,302,634
                                              -----------       -------------    -----------         ----------
Net increase in net assets .................      533,477          39,299,487      4,566,226          1,303,659
Net assets at beginning of period ..........   71,293,903          31,994,416             --                 --
                                              -----------       -------------    -----------         ----------
Net assets at end of period (including
 undistributed net investment income of
 $(23,238), $43,561, $(428), and
 $(13), respectively).......................  $71,827,380       $  71,293,903    $ 4,566,226         $1,303,659
                                              ===========       =============    ===========         ==========

   The accompanying notes are an integral part of these financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS TABLE
DECEMBER 31, 1996
(UNAUDITED)                                                       U.S. GOVERNMENT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------------------------------
For a capital share outstanding throughout each period:
                                             No load class             No load class          Class B
                                        ------------------------  ------------------------  ------------
                                                                               January 10,  September 3,
                                        May 1, 1996  May 1, 1995  July 1, 1994    1994*         1996*
                                             to          to           to           to            to
                                        December 31,  April 30,    April 30,    June 30,    December 31,
                                            1996        1996          1995        1994          1996
                                        ------------ -----------  ------------ -----------  ------------
Net asset value, beginning of period ..   $  9.54     $  9.37       $  9.25      $ 10.00      $ 10.00
                                          -------     -------       -------      -------      --------
Income from investment operations:
  Net investment income ...............     0.306        0.44          0.35**       0.14**       0.126
  Net realized and unrealized gain
    (loss) on investments .............    (0.121)       0.31          0.12        (0.75)        0.119
                                          -------     -------       -------      -------      --------
Total from investment operations ......     0.185        0.75          0.47        (0.61)        0.245
                                          -------     -------       -------      -------      --------
Less distributions to shareholders:
  Net investment income ...............    (0.315)      (0.44)        (0.35)       (0.14)       (0.125)
  Net realized gain on investments sold        --       (0.14)           --           --            --
                                          -------     -------       -------      -------      --------
Total distributions ...................    (0.315)      (0.58)        (0.35)       (0.14)       (0.125)
                                          -------     -------       -------      -------      --------
Net asset value, end of period ........   $  9.41     $  9.54       $  9.37      $  9.25      $ 10.12
                                          =======     =======       =======      =======      ========


Total investment return ...............      1.93%       8.08%         5.21%       (6.11)%       2.45%

Ratios/Supplemental Data:
  Net assets, end of period (000's)....   $70,698     $71,294       $31,994      $13,661      $ 1,129
  Ratio of expenses to average
    net assets ........................      1.32%***    1.23%         1.50%***     1.50%*       2.22%***
  Ratio of net income to average
    net assets ........................      4.86%***    4.74%         4.87%***     4.06%*       3.68%***
  Portfolio turnover rate .............    280.52%     228.03%       168.90%        0.00%      275.42%

------------
  *Date of commencement of operations.
 **Net of expense reimbursements and fee waivers of $.02 and $.05 per share for 1995 and 1994, respectively.
***Ratios are annualized.  The expense ratio is net of fee waivers.
   Had such reimbursements not been made, the annualized expense ratio would have been 1.66% and 3.14% for 1995 and 1994, respectively and the net annualized investment income would have been 4.70% and 2.42% for 1995 and 1994, respectively.

The accompanying notes are an integral part of these financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS TABLE
DECEMBER 31, 1996
(UNAUDITED)                             U.S. GOVERNMENT INTERMEDIATE TERM FUND
------------------------------------------------------------------------------

For a capital share outstanding throughout each period:

                                          No load class         Class B
                                        -----------------   ------------------
                                        October 10, 1996*   September 3, 1996*
                                               to                  to
                                        December 31, 1996   December 31, 1996
                                        -----------------   ------------------
Net asset value, beginning of period ...    $  10.00             $  10.00
                                            ---------            ---------
Income from investment operations:
  Net investment income ................        0.068**              0.079**
  Net realized and unrealized
    gain (loss) on investments .........        0.037                0.101
                                            ---------            ---------
Total from investment operations .......        0.105                0.18
                                            ---------            ---------
Less distributions to shareholders:
  Net investment income ................       (0.07)               (0.08)
  Net realized gain on investments sold.       (0.095)              (0.12)
                                            ---------            ---------
Total distributions ....................       (0.165)              (0.20)
                                            ---------            ---------
Net asset value, end of period .........    $   9.94             $   9.98
                                            =========            =========

Total investment return ................        1.05%                1.80%

Ratio/Supplemental Data:
  Net assets, end of period (000's).....    $    148             $  4,418
  Ratio of expenses to average
    net assets .........................        1.90%***             2.95%***
  Ratio of net income to average
   net assets ..........................        2.97%***             2.44%***
  Portfolio turnover rate ..............      266.87%              333.59%

------------
  *Date of commencement of operations.
 **Net of expense reimbursements of $.001 and $.001 per share for No load class and Class B for 1996, respectively.
***Ratios are annualized. The expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annualized expense ratio would have been 1.91% and 2.98% for the No load class and Class B for 1996, respectively, and the net annualized investment income would have been 2.96% and 2.41% for the No load class and Class B for 1996, respectively.

  The accompanying notes are an integral part of these financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS TABLE
DECEMBER 31, 1996
(UNAUDITED)                                                          U.S. GOVERNMENT SHORT TERM FUND
----------------------------------------------------------------------------------------------------
For a capital share outstanding throughout each period:

                                           No load class           Class B              Class C
                                        -------------------   ------------------   -----------------
                                        September 30, 1996*   September 3, 1996*   November 7, 1996*
                                                 to                  to                   to
                                         December 31, 1996    December 31, 1996    December 31, 1996
                                        -------------------   ------------------   -----------------
Net asset value, beginning of period ...      $  10.00             $  10.00             $  10.00
                                              ---------            ----------           ---------
Income from investment operations:
  Net investment income ................          0.065**              0.065**              0.029**
  Net realized and unrealized gain
    (loss) on investments ..............          0.045                0.0529              (0.039)
                                              ---------            ----------           ---------
Total from investment operations .......          0.11                 0.1179              (0.01)
                                              ---------            ----------           ---------
Less distributions to shareholders:
  Net investment income ................         (0.065)              (0.0645)             (0.03)
  Net realized gain on investments sold.         (0.005)              (0.0134)                --
                                              ---------            ----------           ---------
Total distributions ....................         (0.07)               (0.0779)             (0.03)
                                              ---------            ----------           ---------
Net asset value, end of period .........      $  10.04             $  10.04             $   9.96
                                              =========            ==========           =========
Total investment return ................          1.10%                 .80%                 .10%
Ratios/Supplemental Data:
  Net assets, end of period (000's) ....      $    140             $    684             $    479
  Ratio of expenses to average net
    assets .............................          3.26%***             3.50%***             3.50%***
  Ratio of net income to average
    net assets .........................          3.08%***             1.93%***             1.77%***
  Portfolio turnover rate ..............        417.74%              417.74%              302.25%

------------
  *Date of commencement of operations.
 **Net of expense reimbursements of $0.06 and $0.06 and $0.03 per share for No load class, Class B and Class C for 1996, respectively.
***Ratios are annualized. The expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annualized expense ratio would have been 5.32%, 5.35% and 4.82% for the No load class, Class B and Class C for 1996, respectively, and the net annualized investment income would have been 1.02%, .14% and .15% for the No load class, Class B and Class C for 1996, respectively.

  The accompanying notes are an integral part of these financial statements.

PAUZE FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996
(UNAUDITED)
------------------------------------------------------------------------------

1. Organization

   Pauze Funds (The "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on October 15, 1993. There are presently three series within the Trust: the Pauze U.S. Government Total Return Bond Fund (the "Total Return Fund"), which commenced operations on January 10, 1994; the Pauze U.S. Government Intermediate Term Bond Fund (the "Intermediate Term Fund"), which commenced operations on September 3, 1996; and the Pauze U.S. Government Short Term Bond Fund (the "Short Term Fund"), which commenced operations on September 3, 1996. The three series are collectively referred to herein as the "Funds" and individually as a "Fund".

   Shares of each Fund have been divided into classes with respect to which the Trustees have adopted allocation plans regarding expenses specifically attributable to a particular class of shares. No load shares are sold at net asset value without sales commission or redemption fees. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge. Class C shares are sold at net asset value and are subject to an on-going trail commission paid by the Fund.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   Security Valuation. Investment securities which are listed on a securities exchange for which market quotations are readily available are valued at the mean of the last quoted bid-and-asked prices for such securities. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Quoted prices are generally provided by an independent pricing service. Debt obligations sixty days or less remaining until maturity are valued at amortized cost which approximates market value.

   Securities Transactions and Related Investment Income. Securities transactions are accounted for on a trade date basis. Realized gain (loss) from security transactions is calculated on the identified cost basis. Interest income is accrued as earned. Market discounts on United States Treasury Notes and Bonds are amortized on a straight-line basis from acquisition date to maturity date. Premiums and original issued discount on United States Treasury Notes and Bonds are amortized/accreted on a yield-to-maturity basis.

   Repurchase Agreements. The Trust's policy is for the custodian to receive delivery of the underlying securities used to collateralize the repurchase agreements in an amount at least equal to 102% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient to pay principal and interest; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   Federal Income Taxes. It is the intention of each Fund of the Trust to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, no federal income tax provision is required.

PAUZE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
(UNAUDITED)
------------------------------------------------------------------------------

   Deferred Organizational Costs. Costs incurred by the Trust in connection with its organization have been deferred and are being amortized using the straight-line method over a five-year period beginning with the commencement of operations. In the event that any of the initial shares of the Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

   Dividends and Distribution to Shareholders. Dividends and distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund generally pays dividends monthly and capital gains distributions, if any, at least annually. The Fund distributes tax basis earnings in accordance with the minimum distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

3. Investment Transactions

   Pauze U.S. Government Total Return Bond Fund

   During the eight month period ended December 31, 1996, the costs of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $212,711,341 and $200,964,725, respectively. At December 31, 1996, the unrealized appreciation of investments was $322,364. Gross unrealized appreciation of investments aggregated $590,230 and gross unrealized depreciation of investments aggregated $267,864. Accumulated undistributed net realized losses on investment transactions at December 31, 1996 amounted to $1,660,995, the loss carryforwards will expire in 2004. The cost of investments for federal income tax purposes at December 31, 1996 was $69,132,977.

   Pauze U.S. Government Intermediate Term Bond Fund

   During the five month period ended December 31, 1996, the costs of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $13,495,129 and $9,030,637, respectively. At December
   31, 1996, the unrealized depreciation of investments was $40,753. Gross unrealized appreciation of investments aggregated $0 and gross unrealized depreciation of investments aggregated $40,753. Accumulated undistributed net realized gains on investment transactions at December 31, 1996 amounted to $16,708. The cost of investments for Federal income tax purposes at December 31, 1996 was $4,492,029.

   Pauze U.S. Government Short-Term Bond Fund

   During the five month period ended December 31, 1996, the costs of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $4,471,760 and $3,244,996, respectively. At December 31, 1996, the unrealized depreciation of investments was $3,364. Gross unrealized appreciation of investments aggregated $0 and gross unrealized depreciation of investments aggregated $3,364. Accumulated undistributed net realized gains on investment transactions at December 31, 1996 amounted to $4,403. The cost of investments for Federal income tax purposes at December 31, 1996 was $1,228,753.

PAUZE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
(UNAUDITED)
------------------------------------------------------------------------------

4. Capital Shares Transactions

   Following is a summary of capital share activity for the eight-month period ended December 31, 1996:

                                            Total Return Fund
                                            -----------------
                                       No load class      Class B
                                       -------------      -------
   Shares sold .......................    186,458         132,139
   Reinvestment of dividends .........    194,282              92
   Shares redeemed ...................   (339,574)        (20,676)
                                          -------         -------
      Net increase ...................     41,166         111,555
                                          =======         =======

                                         Intermediate Term Fund
                                         ----------------------
                                       No load class      Class B
                                       -------------      -------
   Shares sold .......................     15,188         442,252
   Reinvestment of dividends .........         22             410
   Shares redeemed ...................       (310)             --
                                          -------         -------
      Net increase ...................     14,900         442,662
                                          =======         =======

                                                    Short Term Fund
                                                    ---------------
                                       No load class     Class B      Class C
                                       -------------     -------      -------
   Shares sold .......................     23,898         68,186       48,069
   Reinvestment of dividends .........         40             --           48
   Shares redeemed ...................    (10,003)            --           --
                                          -------        -------      -------
      Net increase ...................     13,935         68,186       48,117
                                          =======        =======      =======

5. Transactions with the Manager and Affiliates

   Pauze, Swanson & Associates Investment Advisors, Inc. d/b/a Pauze Swanson Capital Management Co. (the "Advisor" or the "Manager"), under an Investment Advisory Agreement with the Trust in effect through October 31, 1997, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations.

   This agreement provides for a monthly management fee at the annual rate of 0.60% of the average daily net assets (1/12 of 0.60% monthly) on the first $100 million, 0.50% on the next $150 million, 0.45% on the next $250 million and 0.40% on net assets in excess of $500 million for the Total Return Fund. For the Intermediate Term and Short Term Funds, the agreement provides for a monthly management fee at the annual rate of 0.50% of the average daily net assets (1/12 of 0.50% monthly).

   Declaration Service Company serves as the Administrator to the Trust pursuant to an Administrative Services Agreement with the Trust. As Administrator, Declaration Service Company is responsible for services such as financial reporting, compliance monitoring and corporate management.
   For the

PAUZE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
(UNAUDITED)
------------------------------------------------------------------------------

   Services provided, the Administrator receives a monthly fee from the Trust at an annual rate of $156,000, plus standard out-of-pocket expenses.

   Declaration Service Company serves as transfer agent and dividend paying agent of the Trust pursuant to a separate transfer agency and shareholder services agreement with the Trust. For its services, the Trust pays Declaration Service Company an annual fee of $18 per account and a minimum annual fee of $18,000, plus standard out-of-pocket expenses.

   Declaration Service Company determines the net asset value per share of each Fund and provides accounting services to the Trust pursuant to an Accounting Services Agreement with the Trust. For its services, Declaration Service Company receives an annual fee of $141,000, plus standard out-of-pocket expenses.

   Declaration Distributors, Inc. an affiliate of Declaration Service Company, serves as the Trust agent in connection with the distribution of Fund shares. For the services provided, Declaration Distributor, Inc. receives an annual fee of $20,000.

   Effective June 1, 1996, independent trustees are each paid an annual fee of $10,000 from the Trust plus $500 per meeting and expense reimbursements.

   An officer of Declaration Service Company and Declaration Distributors Inc. (the underwriter of the Trust) is a Trustee of the Trust.

   A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for each Fund, with separate provisions for each class of shares. Each plan provides that a Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% of the Fund's average net assets (1/12 of 0.25% monthly) to persons or institutions for performing certain servicing functions for Fund shareholders. These fees will be paid periodically and will generally be based on a percentage of the value of Fund shares held by the institution's clients. The distribution plans allow the Funds to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders. With respect to Class B shares and Class C shares, the distribution plans allow the use of Fund assets allocable to those shares to be used to pay additional Rule 12b-1 fees of up to 0.75% of said assets (1/12 of 0.75% monthly) to cover fees paid to broker-dealers for sales and promotional services.

   Expenses were limited by the Advisor to 3.5% of average net assets for the eight months ended December 31, 1996. For the period ended December 31, 1996, the Advisor reimbursed $309 to the Intermediate Term Fund and $5,932 to the Short Term Fund.

                           PART C -- OTHER INFORMATION
                          Included herein is Part C for
                  Pauze U.S. Government Total Return Bond Fund
                   Pauze U.S. Government Short Term Bond Fund
                Pauze U.S. Government Intermediate Term Bond Fund

                                   PAUZE FUNDS

PART C.           OTHER INFORMATION

ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial Statements

(1)                     (1) The  audited  financial  highlights  for the  twelve
                            months ended April 30, 1996, the ten months ended April 30, 1995, and the period January 10, 1994 through June 30, 1994, are found in Part A.

(2)                     (2) The  audited  financial statements as of and for the
                            twelve months ended April 30, 1996, are incorporated by reference to the Trust's Annual Report to Shareholders in Part B.

                        (3) The  unaudited  financial highlights with respect to
                            the No-Load and Class B shares of the Total Return Fund, and the No-Load and Class B shares of the Intermediate Term Fund, and the No-Load, Class B and Class C shares of the Short Term Fund for the period from August 1, 1996 (initial public offering) through December 31, 1996, are found in Part A.

                        (4) The  unaudited  financial statements with respect to
                            the Total Return Fund, the Intermediate Term Fund, and the Short Term Fund for the period from August 1, 1996 (initial public offering) through December 31, 1996, are found in Part B.


         (b)      EXHIBITS

         Exhibit No.                                 Description of Exhibit

                  ( 1)     (a)      Declaration of Trust,  Amended and  Restated
                                    Master  Trust  Agreement, dated February  9,
                                    1996,    (incorporated by reference to Post-
                                    Effective  Amendment #5  filed February  15,
                                     1996).

                           (b) Amendment No. 1 to Amended and Restated Master Trust Agreement, dated April 9, 1996, (incorporated by reference to Post-Effective Amendment #6 filed May 2,1996).

                  ( 2)              By-laws   of   Registrant   (incorporated by
                                    reference to Initial Registration Statement filed November 10, 1993).

                  ( 3)              Not Applicable

                  ( 4)              Not Applicable

                  ( 5)     (a)      Advisory   Agreement between  Registrant and
                                    Pauze',  Swanson  &  Associates   Investment
                                    Advisors,  Inc.,  dated  November  1,  1993,
                                    (incorporated by reference to  Pre-Effective
                                    Amendment #1 filed January 6, 1994).

                           (b) Amendment to Advisory agreement Between Registrant and Pauze Swanson & Associates Investment Advisors, Inc. dated June 1,1996, reflecting change infees and addition of two new fund (incorporated by reference to Post-Effective Amendment #7 filed July 1996).

                  ( 6) Distribution Agreement among Registrant, Declaration Distributors, Inc. and Pauze Swanson Capital Management Co., dated February 13, 1996,(incorporated by reference to Post-Effective Amendment#5 filed February 15, 1996).

                  ( 7)              Not Applicable


                  ( 8) Custodian Agreement between Registrant and Star bank N.A. dated August 1, 1996 (incorporated by reference to Post-Effective Amendment #7 filed July 1996).

                  ( 9)     (a)      Transfer  Agency  and  Shareholder  Services
                                    Agreement between Registrant and Declaration
                                    Service  Company,  dated  February 13, 1996,
                                    (incorporated by reference to Post-Effective
                                    Amendment #5 filed February 15, 1996).

                           (b) Accounting Services Agreement between Registrant and Declaration Service Company, dated February 13, 1996, (incorporated by reference to Post- Effective Amendment #5 filed February 15, 1996).

                           (c) Administration Agreement between Registrant and Declaration Service Company dated February 13, 1996, (incorporated by reference to Post-Effective Amendment #5 filed February 15, 1996).

                  (10) Opinion and Consent of Counsel (incorporated by refernece to Post-Effective Amendment #6 filed May 2, 1996).

                  (11)     (a)*     Consent of Independent Accountants

                           (b)      Power of Attorney (incorporated by reference
                                    to  Initial  Registration   Statement  filed
                                    November 10, 1993).

                  (12)              Not Applicable

                  (13)              Not Applicable

                  (14)              Not Applicable



                  (15)     (a)      Copy of 12b-1 Plan for Pauze U.S. Government
                                    Total  Return  Bond  Fund   (incorporated by
                                    reference to Initial Registration Statement filed November 10, 1993).

                           (b) Copy of 12b-1 Plan for Class A, B and C shares of the Pauze U.S. Government Total Return Bond Fund as amended June 21, 1996, (incorporated by reference to Post-Effective Amendment #7 filed July 1996).

                           (c) Copy of 12b-1 Plan for Pauze U.S. Government Intermediate Term Bond Fund as amended June 21, 1996 (incorporated by reference to Post-Effective Amendment #7 filed July 1996).

                           (d) Copy of 12b-1 Plan for Pauze U.S. Government Short Term Bond Fund as amended June 21, 1996 (incorporated by reference to Post-Effective Amendment #7 filed July 1996).

                  (16) Schedule for computation of performance quotation provided in the Registration Statement in response to Item 22 (incorporated by reference to Post-Effective Amendment #1 filed July 10, 1994).

                  (17) *            Financial Data Schedule, filed herewith.

                  (18) Copy of plan entered into by Registrant pursuant to Rule 18f-3, ( incorporated by reference to Post-effective Amendment #6 filed May 2, 1996).

*  Filed Herewith

ITEM 25.          Persons Controlled by or under Common Control with Registrant

         Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference to the Statement of Additional Information contained in Part B of this Registration Statement at the section entitled "Principal Holders of Securities."

ITEM 26.          Number of Holders of Securities

         The number of record holders, as of January 29, 1997, of each class of securities of the Registrant.

                                                              Title of Class &
                                                              Number of Record
                                                                  Holders

         Pauze U.S. Government Total Return Bond Fund         No-Load       46
                                                              Class A      One
                                                              Class B        6
                                                              Class C      One
         Pauze U.S. Government Short Term Bond Fund           No-Load        5
                                                              Class A      One
                                                              Class B      One
                                                              Class C        5
         Pauze U.S. Government Intermediate Term              No-Load        4
                  Bond Fund                                   Class A      One
                                                              Class B        6
                                                              Class C      One

ITEM 27.          Indemnification

         Under Article VI of the Registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the Registrant (a "Covered Person") shall be indemnified (from the assets of the Sub-Trust or Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (b) as independent legal counsel in a written opinion.

ITEM 28. Business and Other Connections of Investment Advisor and Investment Administrator

         Information   pertaining   to  business   and  other   connections   of
         Registrant's investment advisor and investment administrator is incorporated by reference to the Prospectus and Statement of Additional Information contained in Parts A and B of this Registration Statement at the sections entitled "Management of the Fund" in the Prospectus and "Investment Advisory Services" and "Administrator Services" in the Statement of Additional Information.

ITEM 29.          Principal Underwriters

         Effective February 13, 1996, Registrant entered into a Distribution Agreement with Declaration Distributors, Inc., ("DDI"). Terence P. Smith, Secretary and a member of Registrant's Board of Trustees, is President of DDI.

ITEM 30.          Location of Accounts and Records

         All accounts and records maintained by the Registrant are kept at the Administrator's office located at Suite 6160, 555 North Lane, Conshohocken, Pennsylvania 19428-0844. All accounts and records maintained by Star Bank N.A. custodian for Registrant are maintained in Cincinnati, Ohio.

ITEM 31.          Not Applicable

ITEM 32.          Undertakings

         Registrant undertakes to call a meeting of shareholders for purposes of voting upon the question of removal of one or more Trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                SIGNATURE PAGE

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the city of Houston, State of Texas, on the 31st day of January, 1997.


                                  PAUZE FUNDS

                                  By: /S/ PHILIP C. PAUZE
                                      -------------------------------


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                     Title                       Date
---------                     -----                       ----

*/S/ GORDON ANDERSON          Trustee                     January 31, 1997
---------------------
     Gordon Anderson


*/S/ WAYNE F. COLLINS         Trustee                     January 31, 1997
---------------------
     Wayne F. Collins


*/S/ PAUL HILBERT             Trustee                     January 31, 1997
---------------------
     Paul Hilbert


 /S/ PHILIP C. PAUZE          Trustee, President          January 31, 1997
---------------------
     Philip C. Pauze


 /S/ ROBERT J. PIERCE         Trustee                     January 31, 1997
---------------------
     Robert J. Pierce


 /S/ TERENCE P. SMITH         Trustee, Secretary          January 31, 1997
---------------------
     Terence P. Smith


 /S/ PAUL L. GIORGIO          Vice President, Principal   January 31, 1997
---------------------         Accounting Officer and
     Paul L. Giorgio          Treasurer


By: */S/ CHARLES W. LUTTER, JR.
    ---------------------------------------------
    * by Charles W. Lutter, Jr., Attorney-in-Fact

                                 EXHIBIT INDEX


        Exhibit No.                Description of Exhibit

         11       (a)      Consent of Independent Accountants



         27                Financial Data Schedule

                                 EXHIBIT 11 (a)

                       CONSENT OF INDEPENDENT ACCOUNTANTS

     We hereby consent to the incorporation by reference in the Prospectus and Statement of Additional Information constituting parts of this Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (the "Registration Statement") of our report dated June 13, 1996, relating to the financial statements and financial highlights appearing in the April 30, 1996 Annual Report of Pauze' U.S. Government Total Return Bond Fund, which is also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights" in the Prospectus and under the heading "Independent Accountants" in the Statement of Additional Information.



PRICE WATERHOUSE LLP
Philadelphia, PA
January 31, 1997